UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8598

The Commerce Funds

(Exact name of registrant as specified in charter)

	64106	922 Walnut, Fourth Floor, Mail Code = TB4-1, Kansas City, Missouri	64106	(Zip code)
(Zip code)	(Zip code)	(Address of principal executive offices)	(Zip code)

Diana E. McCarthy, Esq.

Drinker, Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia,

PA 19103-6996

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-995-6365

Date of fiscal year end: 10/31

Date of reporting period: 1/31/14

Item 1.	Schedule of Investments.

COMMERCE GROWTH FUND

Schedule of Investments

January 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 96.3%
Communications – 2.4%
14,700	Crown Castle International Corp.	$ 1,043,112
26,700	Verizon Communications, Inc.	1,282,134

		2,325,246

Consumer Durables* – 1.0%
16,750	Jarden Corp.	1,012,538

Consumer Non-Durables – 11.7%
29,600	Altria Group, Inc.	1,042,512
18,300	Colgate-Palmolive Co.	1,120,509
17,200	Kellogg Co.	997,256
10,800	Kimberly-Clark Corp.	1,181,196
14,800	Nike, Inc. Class B	1,078,180
14,700	PepsiCo, Inc.	1,181,292
15,500	Philip Morris International, Inc.	1,211,170
23,000	Reynolds American, Inc.	1,115,500
36,500	The Coca-Cola Co.	1,380,430
15,400	The Estee Lauder Cos., Inc. Class A	1,058,596

		11,366,641

Consumer Services – 6.8%
19,100	CBS Corp. Class B	1,121,552
1,900	Chipotle Mexican Grill, Inc.*	1,048,724
23,800	Comcast Corp. Class A	1,295,910
17,100	DIRECTV*	1,187,253
51,600	Service Corp.	913,320
13,600	Viacom, Inc. Class B	1,116,560

		6,683,319

Distribution Services – 2.5%
7,400	McKesson Corp.	1,290,634
4,700	W.W. Grainger, Inc.	1,102,056

		2,392,690

Electronic Technology – 9.0%
6,700	Apple, Inc.	3,354,020
43,500	Intel Corp.	1,067,490
17,900	Lam Research Corp.*	905,919
8,200	Lockheed Martin Corp.	1,237,462
23,300	Microchip Technology, Inc.	1,045,238
15,400	QUALCOMM, Inc.	1,142,988

		8,753,117

Energy Minerals – 1.2%
7,000	EOG Resources, Inc.	1,156,680

Finance – 10.5%
14,100	American Express Co.	1,198,782
4,000	BlackRock, Inc.	1,201,880
21,100	Extra Space Storage, Inc.	963,426
15,000	Mastercard, Inc. Class A	1,135,200
7,500	Public Storage	1,181,925
14,200	T. Rowe Price Group, Inc.	1,113,848
47,600	The Charles Schwab Corp.	1,181,432
12,400	The Chubb Corp.	1,048,296
5,600	Visa, Inc. Class A	1,206,408

		10,231,197

Health Services* – 1.3%
21,600	Cerner Corp.	1,228,824

Health Technology – 10.1%
12,000	Allergan, Inc.	1,375,200
10,100	Amgen, Inc.	1,201,395
10,400	Becton Dickinson & Co.	1,124,448
7,400	C. R. Bard, Inc.	958,966
9,500	IDEXX Laboratories, Inc.*	1,085,470

Shares	Description	Value
Common Stocks – (continued)
Health Technology – (continued)
12,000	Johnson & Johnson	$ 1,061,640
12,300	Pall Corp.	985,230
14,900	Stryker Corp.	1,156,240
10,400	Techne Corp.	945,048

		9,893,637

Industrial Services – 2.1%
12,000	Schlumberger Ltd.	1,050,840
24,600	Waste Management, Inc.	1,027,788

		2,078,628

Process Industries – 8.5%
27,000	Archer-Daniels-Midland Co.	1,065,960
23,000	Donaldson Co, Inc.	948,980
10,500	Ecolab, Inc.	1,055,670
10,600	Monsanto Co.	1,129,430
16,300	Packaging Corp. of America	1,052,980
24,400	RPM International, Inc.	967,948
5,800	The Sherwin-Williams Co.	1,062,908
10,700	W.R. Grace & Co.*	1,009,224

		8,293,100

Producer Manufacturing – 6.5%
21,000	AMETEK, Inc.	1,037,820
10,100	Dover Corp.	874,256
13,300	Flowserve Corp.	961,989
13,100	Honeywell International, Inc.	1,195,113
13,300	Illinois Tool Works, Inc.	1,048,971
10,400	United Technologies Corp.	1,185,808

		6,303,957

Retail Trade – 8.4%
16,600	Dollar Tree, Inc.*	838,632
24,000	Lowe’s Cos., Inc.	1,110,960
21,400	Macy’s, Inc.	1,138,480
13,500	Signet Jewelers Ltd.	1,073,925
13,700	The Home Depot, Inc.	1,052,845
25,200	The Kroger Co.	909,720
14,300	Wal-Mart Stores, Inc.	1,067,924
19,500	Whole Foods Market, Inc.	1,019,070

		8,211,556

Technology Services – 12.0%
11,000	ANSYS, Inc.*	863,830
15,100	Automatic Data Processing, Inc.	1,156,660
17,200	Fiserv, Inc.*	964,060
2,600	Google, Inc. Class A*	3,070,522
9,600	International Business Machines Corp.	1,696,128
79,200	Microsoft Corp.	2,997,720
23,400	Paychex, Inc.	978,588

		11,727,508

Transportation – 2.3%
6,700	Union Pacific Corp.	1,167,408
11,300	United Parcel Service, Inc. Class B	1,076,099

		2,243,507

TOTAL COMMON STOCKS		$ 93,902,145

Exchange Traded Fund – 3.3%
38,300	iShares Russell 1000 Growth Index Fund	$ 3,197,284

COMMERCE GROWTH FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 0.4%
Repurchase Agreements – 0.4%
State Street Bank & Trust Co.
$ 443,000	0.000%	02/03/14	$ 443,000
Maturity Value: $443,000

TOTAL INVESTMENTS – 100.0%			$97,542,429

LIABILITIES IN EXCESS OF OTHER ASSETS – 0.0%			(10,344)

NET ASSETS – 100.0%			$97,532,085

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Repurchase agreement was entered into on January 31, 2014. This agreement was fully collateralized by $475,000 U.S. Treasury Note, 1.750%, due 05/15/22 with a market value of $451,979.

COMMERCE GROWTH FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$79,508,163
Gross unrealized gain	18,541,176
Gross unrealized loss	(506,910)
Net unrealized security gain	$18,034,266

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE VALUE FUND

Schedule of Investments

January 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 95.8%
Communications – 5.1%
123,500	AT&T, Inc.	$ 4,115,020
92,000	Verizon Communications, Inc.	4,417,840

		8,532,860

Consumer Durables – 3.6%
61,000	Hasbro, Inc.	2,996,320
38,000	Tupperware Brands Corp.	2,977,680

		5,974,000

Consumer Non-Durables – 7.6%
84,500	Altria Group, Inc.	2,976,090
31,000	Kimberly-Clark Corp.	3,390,470
40,000	Procter & Gamble Co.	3,064,800
65,000	Reynolds American, Inc.	3,152,500

		12,583,860

Consumer Services – 3.8%
63,000	Darden Restaurants, Inc.	3,114,720
33,500	McDonald’s Corp.	3,154,695

		6,269,415

Distribution Services – 1.9%
88,000	SYSCO Corp.	3,087,040

Electronic Technology – 7.9%
6,250	Apple, Inc.	3,128,750
128,000	Intel Corp.	3,141,120
22,500	Lockheed Martin Corp.	3,395,475
75,000	Microchip Technology, Inc.	3,364,500

		13,029,845

Energy Minerals – 11.8%
60,000	Chevron Corp.	6,697,800
103,000	ConocoPhillips	6,689,850
33,000	Exxon Mobil Corp.	3,041,280
36,000	Occidental Petroleum Corp.	3,152,520

		19,581,450

Finance – 20.6%
55,500	Bank of Hawaii Corp.	3,151,290
89,000	BB&T Corp.	3,329,490
44,000	Cullen/Frost Bankers, Inc.	3,256,880
115,500	Federated Investors, Inc. Class B	3,105,795
87,000	HCP, Inc.	3,406,050
129,000	JPMorgan Chase & Co.	7,141,440
157,000	Kimco Realty Corp.	3,282,870
163,000	Wells Fargo & Co.	7,390,420

		34,064,235

Health Technology – 10.1%
63,000	Bristol-Myers Squibb Co.	3,148,110
35,000	Johnson & Johnson	3,096,450
100,000	Merck & Co., Inc.	5,297,000
170,000	Pfizer, Inc.	5,168,000

		16,709,560

Industrial Services – 1.9%
76,000	Waste Management, Inc.	3,175,280

Process Industries – 3.9%
53,000	E. I. du Pont de Nemours and Co.	3,233,530
77,000	Sonoco Products Co.	3,186,260

		6,419,790

Shares	Description	Value
Common Stocks – (continued)
Producer Manufacturing – 5.7%
47,500	Emerson Electric Co.	$ 3,132,150
125,000	General Electric Co.	3,141,250
122,500	Harsco Corp.	3,110,275

		9,383,675

Retail Trade – 1.9%
235,000	Staples, Inc.	3,092,600

Technology Services – 1.9%
75,000	Paychex, Inc.	3,136,500

Utilities – 8.1%
49,500	Dominion Resources, Inc.	3,361,545
38,000	NextEra Energy, Inc.	3,493,340
108,000	PPL Corp.	3,301,560
78,000	The Southern Co.	3,216,720

		13,373,165

TOTAL COMMON STOCKS		$158,413,275

Exchange Traded Fund – 2.8%
	iShares Russell 1000 Value Index Fund
50,000		$ 4,539,500

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 2.0%
Repurchase Agreement – 2.0%
State Street Bank & Trust Co.
$ 3,371,000	0.000%	02/03/14	$ 3,371,000
Maturity Value: $3,371,000

TOTAL INVESTMENTS – 100.6%			$166,323,775

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.6)%			(1,031,229)

NET ASSETS – 100.0%			$165,292,546

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Repurchase agreement was entered into on January 31, 2014. This agreement was fully collateralized by $3,615,000 U.S. Treasury Note, 1.750%, due 05/15/22 with a market value of $3,439,799.

COMMERCE VALUE FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$143,419,047
Gross unrealized gain	24,274,279
Gross unrealized loss	(1,369,551)
Net unrealized security gain	$22,904,728

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments

January 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 94.2%
Commercial Services – 4.9%
11,100	Equifax, Inc.	$ 777,666
11,600	Gartner, Inc.*	815,828
25,700	KAR Auction Services, Inc.	714,974
9,700	Morningstar, Inc.	748,840

		3,057,308

Communications* – 2.5%
9,700	Crown Castle International Corp.	688,312
9,100	SBA Communications Corp. Class A	844,025

		1,532,337

Consumer Durables – 4.5%
10,600	Harley-Davidson, Inc.	653,914
13,200	Jarden Corp.*	797,940
9,300	Stanley Black & Decker, Inc.	719,820
8,000	Tupperware Brands Corp.	626,880

		2,798,554

Consumer Non-Durables – 5.8%
15,300	Dr Pepper Snapple Group, Inc.	732,564
11,000	McCormick & Co., Inc.	705,980
28,000	Pinnacle Foods, Inc.	756,000
4,000	Ralph Lauren Corp.	627,560
8,000	The Hershey Co.	795,200

		3,617,304

Consumer Services – 7.2%
8,600	Discovery Communications, Inc. Class A*	686,108
15,800	Dunkin’ Brands Group, Inc.	735,174
16,100	Marriott International, Inc. Class A	793,730
9,000	Scripps Networks Interactive, Inc. Class A	652,680
44,900	Service Corp.	794,730
10,800	Wyndham Worldwide Corp.	766,152

		4,428,574

Distribution Services – 1.1%
3,000	W.W. Grainger, Inc.	703,440

Electronic Technology – 7.7%
11,400	Harris Corp.	790,476
14,100	Lam Research Corp.*	713,601
17,400	Linear Technology Corp.	774,996
17,900	Microchip Technology, Inc.	802,994
17,400	Xilinx, Inc.	807,708
15,400	Zebra Technologies Corp. Class A*	846,384

		4,736,159

Energy Minerals – 1.1%
11,300	Noble Energy, Inc.	704,329

Finance – 7.3%
25,400	Brown & Brown, Inc.	799,846
15,300	CBOE Holdings, Inc.	795,906
6,800	Federal Realty Investment Trust	741,200
3,500	IntercontinentalExchange Group, Inc.	730,765
9,500	T. Rowe Price Group, Inc.	745,180
13,000	The Hanover Insurance Group, Inc.	721,890

		4,534,787

Health Services* – 2.5%
8,000	Covance, Inc.	756,480
8,600	Laboratory Corporation of America Holdings	772,538

		1,529,018

Shares	Description	Value
Common Stocks – (continued)
Health Technology – 7.3%
16,000	DENTSPLY International, Inc.	$ 738,240
6,900	IDEXX Laboratories, Inc.*	788,394
8,900	Pall Corp.	712,890
10,600	Sirona Dental Systems, Inc.*	762,564
8,200	Techne Corp.	745,134
8,400	Zimmer Holdings, Inc.	789,348

		4,536,570

Industrial Services – 2.2%
8,500	Oceaneering International, Inc.	579,275
25,500	Quanta Services, Inc.*	794,835

		1,374,110

Process Industries – 7.1%
16,300	Crown Holdings, Inc.*	669,930
11,800	Packaging Corp. of America	762,280
10,200	Rockwood Holdings, Inc.	699,006
19,200	RPM International, Inc.	761,664
8,436	Sigma-Aldrich Corp.	784,295
3,800	The Sherwin-Williams Co.	696,388

		4,373,563

Producer Manufacturing – 10.6%
14,700	A.O. Smith Corp.	694,134
15,100	AMETEK, Inc.	746,242
8,100	Dover Corp.	701,136
10,300	Flowserve Corp.	744,999
10,000	Graco, Inc.	694,900
10,800	IDEX Corp.	777,708
18,100	ITT Corp.	741,195
2,800	Mettler-Toledo International, Inc.*	689,640
12,500	The Toro Co.	792,000

		6,581,954

Retail Trade – 12.7%
1,600	AutoZone, Inc.*	792,096
10,900	Carter’s, Inc.	733,025
13,700	Dollar Tree, Inc.*	692,124
18,000	DSW, Inc. Class A	677,700
27,500	Liberty Interactive Corp. Class A*	734,525
12,100	Nordstrom, Inc.	695,145
5,800	O’Reilly Automotive, Inc.*	759,684
9,700	PetSmart, Inc.	611,100
10,300	Ross Stores, Inc.	699,473
10,300	Signet Jewelers Ltd.	819,365
12,100	Williams-Sonoma, Inc.	659,692

		7,873,929

Technology Services – 7.3%
3,200	Alliance Data Systems Corp.*	766,912
18,900	Informatica Corp.*	762,804
13,700	MICROS Systems, Inc.*	760,761
17,600	Paychex, Inc.	736,032
11,300	Solera Holdings, Inc.	755,179
23,600	Total System Services, Inc.	705,168

		4,486,856

Transportation – 2.4%
10,800	Alaska Air Group, Inc.	853,956
6,000	Kansas City Southern	633,540

		1,487,496

TOTAL COMMON STOCKS		$58,356,288

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Shares	Description	Value
Exchange Traded Fund – 4.3%
32,100	iShares Russell Midcap Growth Index Fund	$ 2,646,966

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 1.6%
Repurchase Agreement – 1.6%
State Street Bank & Trust Co.
$ 989,000	0.000%	02/03/14	$ 989,000

TOTAL INVESTMENTS – 100.1%			$61,992,254

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%			(68,103)

NET ASSETS – 100.0%			$61,924,151

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Repurchase agreement was entered into on January 31, 2014. This agreement was fully collateralized by $1,005,000 U.S. Treasury Note, 0.875%, due 02/28/17 with a market value of $1,012,093.

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$49,576,856
Gross unrealized gain	13,129,390
Gross unrealized loss	(713,992)
Net unrealized security gain	$12,415,398

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE BOND FUND

Schedule of Investments

January 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 9.8%
Auto – 2.3%
Ally Master Owner Trust Series 2011-3, Class A2
$ 6,535,000	1.810%	05/15/16	$ 6,558,631
American Credit Acceptance Receivables Trust Series 2012-2, Class A(a)
336,405	1.890	07/15/16	337,480
California Republic Auto Receivables Trust Series 2012-1, Class A(a)
331,950	1.180	08/15/17	331,639
California Republic Auto Receivables Trust Series 2013-1, Class A2(a)
3,229,785	1.410	09/17/18	3,229,404
CPS Auto Trust Series 2012-B, Class A(a)
1,597,602	2.520	09/16/19	1,606,872
Exeter Automobile Receivables Trust Series 2012-1A, Class A(a)
459,640	2.020	08/15/16	461,031
Flagship Credit Auto Trust Series 2013-1, Class A(a)
2,381,856	1.320	04/16/18	2,378,878
Ford Credit Floorplan Master Owner Trust Series 2012-2, Class A
3,000,000	1.920	01/15/19	3,061,488
Prestige Auto Receivables Trust Series 2012-1A, Class A2(a)
448,329	1.230	12/15/15	448,628

			18,414,051

Commercial – 0.1%
Small Business Administration Series 2006-P10B, Class 1
651,367	5.681	08/10/16	683,493

Equipment(a) – 0.6%
Cronos Containers Program Ltd. Series 2013-1A, Class A
925,000	3.080	04/18/28	910,345
Global SC Finance SRL Series 2013-1A, Class A
4,051,500	2.980	04/17/28	3,962,460

			4,872,805

Home Equity – 5.6%
Accredited Mortgage Loan Trust Series 2004-4, Class A1B(b)
1,231,270	0.555	01/25/35	1,150,504
Ameriquest Mortgage Securities, Inc. Series 2004-FR1W, Class A6(b)
1,950,740	4.138	05/25/34	1,958,873
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3, Class 1A5(c)
3,185,194	5.907	06/25/32	3,086,004
Countrywide Asset-Backed Certificates Series 2004-BC5, Class M2(b)
2,099,057	1.005	10/25/34	2,090,676
Countrywide Asset-Backed Certificates Series 2005-SD2, Class M2(a)(b)
5,730,000	0.888	08/25/35	5,264,993
Countrywide Asset-Backed Certificates Series 2007-QH1, Class A1(a)(b)
872,648	0.358	02/25/37	581,268
Equifirst Mortgage Loan Trust Series 2003-2, Class 2A2(c)
689,364	4.250	09/25/33	695,461
Equity One ABS, Inc. Series 2004-2, Class AF5(c)
450,000	5.199	07/25/34	455,868
Invitation Homes Trust Series 2013-SFR1, Class A(a)(b)
3,494,986	1.309	12/17/30	3,497,209

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Home Equity – (continued)
Irwin Home Equity Series 2005-A, Class A3(b)
$ 2,014,185	0.545%	02/25/34	$ 1,909,391
JPMorgan Mortgage Acquisition Corp. Series 2006-CH1, Class A5(b)
3,300,000	0.395	07/25/36	2,899,017
Lehman XS Trust Series 2005-1, Class 1A4(b)
535,432	0.505	07/25/35	508,722
Morgan Stanley ABS Capital I, Inc. Trust Series 2005-HE1, Class M1(b)
6,650,000	0.840	12/25/34	6,055,151
Renaissance Home Equity Loan Trust Series 2005-3, Class AF3(c)
512,367	4.814	11/25/35	504,291
Renaissance Home Equity Loan Trust Series 2005-3, Class AF4(c)
1,125,000	5.140	11/25/35	943,347
Residential Asset Mortgage Products, Inc. Series 2003-RZ3, Class A6(c)
1,007,204	3.900	03/25/33	1,003,699
Residential Asset Mortgage Products, Inc. Series 2003-RZ4, Class A6(c)
3,333,165	5.490	10/25/33	3,505,087
Residential Funding Mortgage Securities II, Inc. Series 2000-HI2, Class AI5(c)
234,175	8.350	03/25/25	229,077
Residential Funding Mortgage Securities II, Inc. Series 2000-HI4, Class AI7(c)
309,604	7.980	09/25/30	310,160
Southern Pacific Secured Asset Corp. Series 1998-2, Class A7(c)
3,161,002	6.740	07/25/29	2,837,995
Structured Asset Investment Loan Trust Series 2003-BC5, Class M1(b)
1,770,240	1.290	06/25/33	1,670,085
Structured Asset Securities Corp. Series 2005-9XS, Class 1A3A(c)
1,679,146	5.250	06/25/35	1,710,462
Terwin Mortgage Trust Series 2005-16HE, Class AF2(c)
296,491	4.761	09/25/36	309,406
Wells Fargo Home Equity Trust Series 2006-2, Class A4(b)
2,825,000	0.415	07/25/36	2,594,706

			45,771,452

Manufactured Housing – 0.7%
Green Tree Financial Corp. Series 1993-4, Class A5
180,837	7.050	01/15/19	186,821
Green Tree Financial Corp. Series 1996-4, Class A7(b)
230,755	7.900	06/15/27	234,352
Green Tree Financial Corp. Series 1997-3, Class A6
42,195	7.320	03/15/28	45,242
Green Tree Financial Corp. Series 1998-3, Class A5
2,597,581	6.220	03/01/30	2,765,936
Green Tree Financial Corp. Series 1998-3, Class A6(b)
324,445	6.760	03/01/30	350,482
Lehman Manufactured Housing Contract Series 2001-B, Class A3
237,017	4.350	04/15/40	243,202
Mid-State Trust Series 11, Class A1
315,861	4.864	07/15/38	336,953
Newcastle Investment Trust Series 2011-MH1, Class A(a)
1,206,908	2.450	12/10/33	1,217,960

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Manufactured Housing – (continued)
Origen Manufactured Housing Series 2005-B, Class A3
$ 202,158	5.605%	05/15/22	$ 203,751

			5,584,699

Student Loans – 0.5%
Northstar Education Finance, Inc. Series 2005-1, Class A5(b)
808,104	0.985	10/30/45	795,126
SLM Student Loan Trust Series 2011-A, Class A2(a)
2,900,000	4.370	04/17/28	3,100,285

			3,895,411

TOTAL ASSET-BACKED SECURITIES			$ 79,221,911

Municipal Bond Obligations – 11.6%
Alabama – 0.2%
Montgomery Alabama Taxable GO Warrants Series 2005 (AGM)
$ 1,295,000	4.790%	04/01/15	$ 1,354,764

California – 2.3%
Anaheim California Public Financing Authority Revenue Bonds Build America Bonds
4,000,000	5.685	10/01/40	4,451,080
Hillsborough School District GO Bonds Capital Appreciation Election 2002 C(d)
10,590,000	0.000	09/01/42	1,738,137
11,420,000	0.000	09/01/43	1,727,503
Napa Valley Unified School District GO Bonds (Build America Bonds-Taxable) Series B
3,000,000	6.507	08/01/43	3,631,530
San Mateo Union High School District GO Bonds Refunding Taxable Series B
2,055,000	2.520	09/01/20	2,002,536
Santa Clara County CA Fremont Union High School District GO Bonds Capital Appreciation Election of 2008 Series B(d)
11,005,000	0.000	08/01/37	2,661,339
12,290,000	0.000	08/01/39	2,512,076

			18,724,201

District of Columbia – 0.7%
Metropolitan Washington D.C. Airport Authority System Revenue Bonds Series B
5,000,000	5.250	10/01/25	5,583,750

Florida – 0.3%
Inland Protection Financing Corp. Florida Revenue Bonds Build America Bonds Series 2010
2,000,000	4.700	07/01/19	2,169,480

Idaho – 0.6%
Idaho Housing & Finance Association Economic Development Revenue Bonds Taxable (Facilities Project) Series 2011
4,100,000	7.000	01/01/31	4,446,368

Illinois – 0.3%
Will County Community Consolidated School District No. 30-C Troy Township Taxable GO Series 2007 (AGM)
1,100,000	5.650	10/01/18	1,221,517

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Illinois – (continued)
Will County Forest Preservation District GO Bonds Build America Bonds Direct Payment Series 2009
$ 1,000,000	5.700%	12/15/27	$ 1,110,670

			2,332,187

Indiana – 0.6%
Indianapolis Multi-School Building Corp. Revenue Bonds (Refunding First Mortgage)
5,000,000	3.000	01/15/26	4,776,450

Iowa – 0.2%
Iowa Student Loan Liquidity Corp. Revenue Bonds Series A-1 (AMT)
1,655,000	3.500	12/01/15	1,707,596

Maryland – 0.1%
Baltimore County Maryland GO Bonds Build America Bonds Consolidated Public Improvement Series B
1,000,000	5.000	11/01/23	1,077,060

Michigan – 0.2%
Utica Community Schools GO Bonds (Taxable-Qualified School Construction-Direct Payment)
1,500,000	5.875	05/01/22	1,584,915

Missouri – 1.6%
Curators University of Missouri System Facilities Revenue Bonds Build America Bonds
2,500,000	5.792	11/01/41	3,057,925
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds Build America Bonds Series 2009
2,000,000	5.078	01/01/17	2,140,100
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds Taxable Series B
1,570,000	4.693	01/01/16	1,640,226
Missouri State Highways & Transit Commission State Road Revenue Bonds Build America Bonds Series 2010
2,800,000	4.820	05/01/23	2,993,620
New Liberty Hospital District Revenue Bonds Build America Bonds Series B
1,345,000	5.704	12/01/19	1,492,372
Saint Louis Special Administrative Board of The Transitional School District GO Bonds (Taxable-Refunding) (MO Direct Deposit) Series B
1,800,000	4.000	04/01/17	1,943,370

			13,267,613

Nevada – 0.3%
Clark County Nevada Sales & Excise Tax Revenue Bonds Build America Bonds Series C
2,525,000	5.100	07/01/21	2,764,799

New Jersey – 0.3%
New Jersey Economic Development Authority Revenue Bonds Taxable Designated Industry Series 2004-A
1,000,000	5.200	03/01/14	1,002,950

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
New Jersey – (continued)
New Jersey State Higher Education Student Assistance Authority Revenue Bonds Student Loan Series 1A (AMT)
$ 1,250,000	4.000%	12/01/19	$ 1,326,575

			2,329,525

New York – 1.3%
New York GO Build America Bonds Series 2010
2,000,000	4.908	06/01/21	2,224,780
1,055,000	5.008	06/01/22	1,171,767
New York Housing Development Corporation Multy-Family Housing Revenue Bonds Taxable Series I
2,600,000	1.921	11/01/18	2,542,202
New York State Housing Finance Agency Personal Income Tax Revenue Bonds Taxable Economic Development & Housing Series B
3,925,000	5.220	09/15/15	4,200,143

			10,138,892

Ohio – 0.6%
Ohio State GO Build America Bonds Series 2010
2,500,000	3.000	11/01/18	2,592,925
Ohio State GO Build America Bonds Taxable Conservation Project Direct Payment Series C
1,960,000	4.471	03/01/19	2,161,605

			4,754,530

Pennsylvania – 0.4%
State Public School Building Authority Revenue Bonds (Qualified School Construction Bonds)
3,000,000	6.495	09/15/28	3,536,400

Puerto Rico – 0.4%
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) Series VV
1,100,000	5.500	07/01/20	803,088
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) Series ZZ
3,400,000	5.250	07/01/18	2,675,800

			3,478,888

Rhode Island – 0.4%
Providence Rhode Island GO Bonds Refunding Taxable Series B (AGM)
710,000	4.960	07/15/14	721,949
Rhode Island Convention Center Authority Revenue Bonds Taxable Civic Center Series A (AGM)
2,155,000	5.810	05/15/16	2,368,798

			3,090,747

South Carolina – 0.6%
South Carolina State Housing Finance & Development Authority Revenue Bonds Refunding Taxable PAC Series A-2 (FHA)
4,380,000	4.000	07/01/34	4,463,089

Washington – 0.2%
Seattle Municipal Light & Power Revenue Bonds Taxable Clean Renewable Energy Bonds Series C
2,000,000	3.750	06/01/33	1,841,700

TOTAL MUNICIPAL BOND OBLIGATIONS			$ 93,422,954

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – 19.3%
Collateralized Mortgage Obligations – 14.4%
Adjustable Rate Mortgage Trust Series 2004-5, Class 3A1(b)
$ 2,230,081	2.473%	04/25/35	$ 2,225,844
Banc of America Alternative Loan Trust Series 2004-1, Class 1A1
2,703,336	6.000	02/25/34	2,878,831
Banc of America Alternative Loan Trust Series 2005-10, Class 6A1
1,561,841	5.500	11/25/20	1,615,198
Banc of America Alternative Loan Trust Series 2006-3, Class 6A1
314,185	6.000	04/25/36	324,367
BCAP LLC Trust Series 2006-RR1, Class PE
5,000,000	5.000	11/25/36	5,116,940
Bear Stearns Alt-A Trust Series 2005-9, Class 25A1(b)
2,526,746	2.455	11/25/35	2,020,765
Bear Stearns Asset Backed Securities Trust Series 2003-AC7, Class A2(c)
662,073	5.750	01/25/34	699,614
Chase Mortgage Finance Corp. Series 2003-S13, Class A1
453,573	5.500	11/25/33	480,396
Citicorp Mortgage Securities, Inc. Series 2006-4, Class 3A1
68,262	5.500	08/25/21	69,061
Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2, Class 1CB2
1,495,208	6.750	08/25/34	1,607,868
Citigroup Mortgage Loan Trust, Inc. Series 2005-10, Class 1A5A(b)
1,227,081	2.813	12/25/35	998,083
Citigroup Mortgage Loan Trust, Inc. Series 2007-AR5, Class 1A3A(b)
480,606	2.734	04/25/37	394,396
Citigroup Mortgage Loan Trust, Inc. Series 2009-3, Class 2A1(a)
772,936	5.750	09/25/21	780,665
Citigroup Mortgage Loan Trust, Inc. Series 2009-5, Class 7A1(a)(b)
2,057,810	0.508	07/25/36	2,000,492
Citimortgage Alternative Loan Trust Series 2006-A3, Class 2A1
275,181	5.500	07/25/36	280,343
Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1
552,115	5.250	09/25/19	562,981
Countrywide Alternative Loan Trust Series 2005-5R, Class A2
109,455	4.750	12/25/18	109,809
Countrywide Alternative Loan Trust Series 2005-J1, Class 3A1
185,665	6.500	08/25/32	187,449
Countrywide Alternative Loan Trust Series 2007-J2, Class 2A1
467,275	6.000	07/25/37	426,634
Countrywide Home Loans Trust Series 2003-J6, Class 1A1
1,011,713	5.500	08/25/33	1,058,671
Countrywide Home Loans Trust Series 2004-J1, Class 2A4
475,314	4.750	01/25/19	482,591
Countrywide Home Loans Trust Series 2005-27, Class 2A1
1,820,417	5.500	12/25/35	1,680,651
Countrywide Home Loans Trust Series 2005-6, Class 2A1
506,002	5.500	04/25/35	480,835
Countrywide Home Loans Trust Series 2005-7, Class 1A1(b)
2,369,479	0.705	03/25/35	2,248,993

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A4
$ 543,517	5.250%	07/25/33	$ 560,529
CS First Boston Mortgage Securities Corp. Series 2005-5, Class 2A9
7,507,899	5.500	07/25/35	7,753,227
EverBank Mortgage Loan Trust Series 2013-2, Class A(a)(b)
4,287,996	3.000	06/25/43	3,953,159
FHLMC REMIC PAC Series 1579, Class PM
227,354	6.700	09/15/23	262,163
FHLMC REMIC PAC Series 2103, Class TE
172,079	6.000	12/15/28	190,182
FHLMC REMIC PAC Series 2110, Class PG
782,161	6.000	01/15/29	874,596
FHLMC REMIC Series 2391, Class Z
2,096,379	6.000	12/15/31	2,315,809
FHLMC REMIC Series 2508, Class OY
352,953	4.500	10/15/17	367,864
FHLMC REMIC Series 2603, Class C
1,052,144	5.500	04/15/23	1,164,135
FHLMC REMIC Series 2677, Class BC
354,216	4.000	09/15/18	372,609
FHLMC REMIC Series 2866, Class DH
940,036	4.000	09/15/34	995,288
FHLMC REMIC Series 2890, Class KB
450,598	4.500	02/15/19	452,833
First Horizon Alternative Mortgage Securities Series 2004-FA2, Class 1A1
1,000,655	6.000	01/25/35	1,027,068
First Horizon Alternative Mortgage Securities Series 2006-RE1, Class A1
3,095,275	5.500	05/25/35	3,019,132
FNMA REMIC FNIC PAC Series 2001-45, Class WG
315,291	6.500	09/25/31	356,937
FNMA REMIC PAC Series 2003-117, Class KB
3,000,000	6.000	12/25/33	3,425,160
FNMA REMIC PAC Series 2003-14, Class AP
157,509	4.000	03/25/33	166,433
FNMA REMIC PAC Series 2004-53, Class NC
1,286,575	5.500	07/25/24	1,423,074
FNMA REMIC Series 2002-73, Class OE
1,103,380	5.000	11/25/17	1,167,241
FNMA REMIC Series 2002-82, Class XE
963,619	5.000	12/25/17	1,020,647
FNMA REMIC Series 2003-83, Class PG
216,016	5.000	06/25/23	230,047
FNMA REMIC Series 2003-84, Class PG
82,293	5.000	03/25/32	83,548
FNMA Series 2003-W6, Class 2A32
216,473	6.500	09/25/42	246,209
GSR Mortgage Loan Trust Series 2004-12, Class 1A1(b)
1,459,783	0.505	12/25/34	1,390,153
Impac CMB Trust Series 2003-2F, Class A(b)
1,049,222	5.730	01/25/33	1,101,797
Impac CMB Trust Series 2004-4, Class 1A1(b)
2,386,918	0.805	09/25/34	2,256,628
Impac CMB Trust Series 2004-4, Class 2A2(c)
3,756,535	5.749	09/25/34	3,774,307

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Impac Secured Assets Corp. Series 2004-2, Class A6(c)
$ 573,718	5.740%	08/25/34	$ 602,678
JPMorgan Alternative Loan Trust Series 2006-S1, Class 1A16
2,246,995	6.000	03/25/36	2,004,169
JPMorgan Mortgage Trust Series 2007-A2, Class 4A2(b)
729,082	5.204	04/25/37	675,174
JPMorgan Mortgage Trust Series 2013-3, Class A10(a)(b)
3,499,621	3.491	07/25/43	3,402,968
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 6A1(b)
1,496,607	2.684	07/25/33	1,473,061
Master Alternative Loans Trust Series 2004-4, Class 1A1
357,952	5.500	05/25/34	380,558
Master Alternative Loans Trust Series 2004-4, Class 8A1
1,793,772	6.500	05/25/34	1,865,818
Master Alternative Loans Trust Series 2004-9, Class A6(c)
1,419,730	5.143	08/25/34	1,485,818
Master Asset Securitization Trust Series 2003-10, Class 3A1
177,451	5.500	11/25/33	184,592
Master Asset Securitization Trust Series 2003-7, Class 1A1
417,463	5.500	09/25/33	433,382
Master Asset Securitization Trust Series 2004-3, Class 5A1
38,936	6.250	01/25/32	39,580
Merrill Lynch Mortgage Investors Trust Series 2005-A8, Class A1C1(b)
36,706	5.250	08/25/36	36,851
Morgan Stanley Dean Witter Capital I Series 2003-HYB1, Class A3(b)
605,683	1.674	03/25/33	608,900
Morgan Stanley Mortgage Loan Trust Series 2005-7, Class 2A1(b)
2,705,294	5.582	11/25/35	2,559,298
Morgan Stanley Mortgage Loan Trust Series 2007-12, Class 3A22
2,158,662	6.000	08/25/37	1,964,005
NRP Mortgage Trust Series 2013-1, Class A23(a)(b)
3,992,205	3.250	07/25/43	4,021,792
PHHMC Mortgage Pass-Through Certificates Series 2008-CIM1, Class 11A1(b)
1,547,014	2.415	05/25/38	1,458,176
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 2A1(b)
1,896,902	5.066	11/25/21	1,781,333
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 3A1(b)
97,338	5.137	07/25/35	99,403
Residential Accredit Loans, Inc. Series 2003-QS7, Class A2
1,526,912	4.750	04/25/33	1,577,137
Residential Accredit Loans, Inc. Series 2004-QS2, Class CB
3,111,953	5.750	02/25/34	3,331,706
Residential Accredit Loans, Inc. Series 2005-QS11, Class A2(b)
472,826	0.665	07/25/35	426,220
Residential Asset Mortgage Products, Inc. Series 2004-SL4, Class A2
477,012	6.000	07/25/32	476,448
Residential Asset Securitization Trust Series 2004-A6, Class A1
1,163,707	5.000	08/25/19	1,193,495
Residential Funding Mortgage Securities Corp. Series 2003-RM2, Class AIII
271,142	6.000	05/25/33	285,641

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Residential Funding Mortgage Securities I, Inc. Series 2005-S7, Class A5
$ 429,184	5.500%	11/25/35	$ 405,648
Residential Funding Mortgage Securities I, Inc. Series 2005-S9, Class A5
1,207,427	5.750	12/25/35	1,165,925
Residential Funding Mortgage Securities I, Inc. Series 2006-S12, Class 1A1
839,249	5.500	12/25/21	871,315
Sequoia Mortgage Trust Series 2004-10, Class A1A(b)
974,291	0.477	11/20/34	973,323
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A(b)
1,685,589	2.479	10/25/34	1,682,893
Structured Adjustable Rate Mortgage Loan Trust Series 2004-4, Class 3A4(b)
514,315	2.489	04/25/34	516,847
Structured Asset Securities Corp. Series 2003-29, Class 5A4
1,864,530	5.250	09/25/33	1,970,107
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(b)
883,796	2.451	10/25/33	899,143
Structured Asset Securities Corp. Series 2003-34A, Class 3A3(b)
1,286,721	2.476	11/25/33	1,293,149
Structured Asset Securities Corp. Series 2003-34A, Class 6A(b)
633,340	2.672	11/25/33	623,578
Structured Asset Securities Corp. Series 2004-11XS, Class 1A4B(c)
1,880,174	5.710	06/25/34	1,937,292
Structured Asset Securities Corp. Series 2005-6, Class 5A2
151,587	5.000	05/25/35	155,127
Structured Asset Securities Corp. Series 2005-6, Class 5A4
208,145	5.000	05/25/35	212,450
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2005-4, Class 4A1
825,806	5.500	06/25/20	846,428
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR15, Class 1A2(b)
774,110	2.613	09/25/35	760,753
Wells Fargo Mortgage Backed Securities Trust Series 2006-12, Class A5
22,325	6.000	10/25/36	439
Wells Fargo Mortgage Backed Securities Trust Series 2007-2, Class 3A5
776,899	5.250	03/25/37	818,273

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 116,183,145

Commercial Mortgage Obligations – 3.9%
Citigroup Commercial Mortgage Trust Series 2013-GC17, Class A2
$ 5,000,000	2.962%	11/10/46	$ 5,168,895
Commercial Mortgage Pass Through Certificates Series 2013-CR12, Class A2
2,520,000	2.904	10/10/46	2,597,331
Commercial Mortgage Pass-Through Certificates Series 2014-CR14, Class A2
3,020,000	3.147	02/10/47	3,140,797

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Commercial Mortgage Obligations – (continued)
Commercial Mortgage Trust Series 2012-CR2, Class A2
$ 1,775,000	2.025%		08/15/45	$ 1,794,277
Commercial Mortgage Trust Series 2012-CR4, Class A2
1,000,000	1.801		10/15/45	997,871
Commercial Mortgage Trust Series 2013-CR6, Class A2
2,035,000	2.122		03/10/46	2,049,556
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class A2
3,000,000	1.868		11/15/45	3,012,372
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A2
4,000,000	2.916		02/15/47	4,119,971
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1, Class A1
4,176,688	1.524		01/10/45	4,222,240
WF-RBS Commercial Mortgage Trust Series 2011-C2, Class A1(a)
1,645,379	2.501		02/15/44	1,666,546
WF-RBS Commercial Mortgage Trust Series 2011-C4, Class A1(a)
2,538,835	1.607		06/15/44	2,558,929

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS				$ 31,328,785

Mortgage-Backed Pass-Through Obligations – 1.0%
FHLMC
$ 8,698	8.500%		02/01/19	$ 8,779
40,719	8.500		03/01/21	43,943
371,763	7.000		05/01/26	430,030
7,531	7.000		10/01/30	7,652
50,952	7.500		12/01/30	56,924
103,482	7.500		01/01/31	115,018
170,166	7.000		08/01/31	200,468
1,965,042	5.000		05/01/33	2,172,693
405,252	2.354	(b)	05/01/34	428,983
477,739	2.695	(b)	01/01/36	511,342
FNMA
354	6.500		07/01/14	394
22,733	9.000		11/01/21	24,457
66,407	9.000		02/01/25	75,177
14,709	6.500		03/01/26	16,415
18,802	8.000		07/01/28	19,735
64,312	6.500		10/01/28	71,748
61,920	2.330	(b)	12/01/28	63,659
64,365	6.000		07/01/29	71,259
31,866	7.500		09/01/29	34,656
56,209	7.000		03/01/31	63,056
21,444	7.500		03/01/31	24,733
58,225	7.000		11/01/31	65,674
188,765	7.000		01/01/32	212,587
256,104	6.000		12/01/32	283,658
61,684	1.787	(b)	02/01/33	64,100
486,781	5.000		07/01/33	532,947
389,748	2.490	(b)	10/01/34	411,918
605,720	5.053	(b)	02/01/35	648,702
GNMA
142,309	8.000		02/15/22	158,791
56,620	7.500		08/20/25	65,700
247,999	7.500		07/20/26	295,112
173,103	6.500		04/15/31	194,674
233,698	6.500		05/15/31	262,770

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Mortgage-Backed Pass-Through Obligations – (continued)
GNMA (continued)
$ 771,296	5.500%	04/15/33	$ 855,240

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS			$ 8,492,994

TOTAL MORTGAGE-BACKED OBLIGATIONS			$ 156,004,924

Corporate Obligations – 50.6%
Aerospace/Defense – 1.1%
General Dynamics Corp.
$ 2,900,000	1.000%	11/15/17	$ 2,851,103
Goodrich Corp.
1,000,000	4.875	03/01/20	1,091,367
Lockheed Martin Corp.
1,972,000	6.150	09/01/36	2,359,666
United Technologies Corp.
2,000,000	5.700	04/15/40	2,375,902

			8,678,038

Auto Manufacturers(a) – 0.4%
Daimler Finance NA LLC
3,000,000	2.300	01/09/15	3,045,435

Beverages – 0.8%
Anheuser-Busch Cos., Inc.
1,500,000	5.600	03/01/17	1,686,357
Anheuser-Busch InBev Finance, Inc.
1,500,000	0.800	01/15/16	1,505,220
Anheuser-Busch InBev Worldwide, Inc.
500,000	7.750	01/15/19	627,548
PepsiCo, Inc.
2,500,000	4.500	01/15/20	2,786,757

			6,605,882

Cable TV – 0.2%
Comcast Corp.
1,250,000	6.400	05/15/38	1,487,606

Chemicals – 0.7%
FMC Corp.
3,000,000	5.200	12/15/19	3,369,927
Sigma-Aldrich Corp.
2,000,000	3.375	11/01/20	2,061,842

			5,431,769

Commercial Banks – 3.5%
Barclays Bank PLC
2,000,000	2.750	02/23/15	2,046,948
2,000,000	5.125	01/08/20	2,254,924
Commonwealth Bank of Australia(a)
3,400,000	2.250	03/16/17	3,509,803
Credit Suisse New York
3,000,000	5.400	01/14/20	3,391,446
National Bank of Canada
3,100,000	1.450	11/07/17	3,058,491

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Commercial Banks – (continued)
PNC Bank NA
$ 1,750,000	1.125%	01/27/17	$ 1,751,710
2,500,000	2.950	01/30/23	2,369,567
Rabobank Nederland
4,510,000	2.250	01/14/19	4,510,672
Wachovia Bank NA
2,000,000	5.000	08/15/15	2,128,692
Wells Fargo Bank NA
3,125,000	4.750	02/09/15	3,257,031

			28,279,284

Commercial Services – 0.4%
Northwestern University
1,000,000	4.643	12/01/44	1,041,696
The ADT Corp.
2,000,000	2.250	07/15/17	1,970,556

			3,012,252

Communications Equipment – 0.4%
Cisco Systems, Inc.
350,000	5.500	02/22/16	384,392
2,700,000	4.450	01/15/20	2,997,526

			3,381,918

Computer Services – 0.0%
International Business Machines Corp.
300,000	5.700	09/14/17	345,229

Consumer Services – 0.3%
eBay, Inc.
2,000,000	1.625	10/15/15	2,038,606
Mattel, Inc.
425,000	2.500	11/01/16	439,144
The Procter & Gamble Co.
225,000	3.150	09/01/15	234,508

			2,712,258

Diversified Manufacturing – 1.0%
GE Capital Trust I(b)
3,525,000	6.375	11/15/67	3,859,875
KOC Holding AS(a)
2,350,000	3.500	04/24/20	1,982,812
Parker-Hannifin Corp.
2,000,000	3.500	09/15/22	2,019,876

			7,862,563

Electric – 2.6%
Carolina Power & Light Co.
2,000,000	2.800	05/15/22	1,955,610
Columbus Southern Power Co.
2,870,000	5.850	10/01/35	3,262,734
Duke Energy Corp.
1,525,000	5.300	10/01/15	1,643,950
Emerson Electric Co.
1,000,000	6.125	04/15/39	1,227,043
PacifiCorp
2,000,000	3.850	06/15/21	2,122,924
1,900,000	6.100	08/01/36	2,341,385

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Electric – (continued)
Public Service Co. of Colorado
$ 2,000,000	3.600%		09/15/42	$ 1,760,518
San Diego Gas & Electric Co.
1,585,000	5.300		11/15/15	1,710,350
Southern California Edison Co.
1,000,000	5.550		01/15/37	1,153,319
3,000,000	5.500		03/15/40	3,471,096
The Connecticut Light & Power Co.
415,000	5.650		05/01/18	477,410

				21,126,339

Financial – 12.8%
Abbey National Treasury Services PLC
1,000,000	3.050		08/23/18	1,033,239
Air Lease Corp.
3,000,000	3.375		01/15/19	3,003,750
American Honda Finance Corp.(a)
1,500,000	1.500		09/11/17	1,497,363
Ares Capital Corp.
2,250,000	4.875		11/30/18	2,314,809
Bank of America Corp.
2,000,000	3.700		09/01/15	2,085,948
2,000,000	5.700		01/24/22	2,278,944
Bank One Corp.(c)
1,000,000	8.530		03/01/19	1,224,752
BlackRock, Inc.
5,000,000	4.250		05/24/21	5,439,210
Blackstone Holdings Finance Co. LLC(a)
1,000,000	6.625		08/15/19	1,186,361
3,000,000	5.875		03/15/21	3,411,453
Capital One Financial Corp.
1,000,000	1.000		11/06/15	1,000,697
Citigroup, Inc.
1,852,000	6.010		01/15/15	1,943,724
3,000,000	5.500		09/13/25	3,161,601
CME Group, Inc.
1,685,000	3.000		09/15/22	1,642,920
Discover Bank/Greenwood DE
3,375,000	2.000		02/21/18	3,370,207
Ford Motor Credit Co. LLC
3,550,000	6.625		08/15/17	4,109,136
General Electric Capital Corp.
170,000	5.500		06/04/14	172,955
150,000	0.565	(b)	12/20/16	148,091
2,000,000	5.625		05/01/18	2,309,332
1,600,000	6.250	(b)	12/15/49	1,668,000
Hyundai Capital America(a)
3,250,000	3.750		04/06/16	3,396,295
Invesco Finance PLC
4,715,000	3.125		11/30/22	4,541,436
Jefferies Group, Inc.
1,600,000	3.875		11/09/15	1,665,507
JPMorgan Chase & Co.
300,000	6.000		01/15/18	345,704
2,000,000	4.350		08/15/21	2,129,924
150,000	2.000	(b)	04/26/23	143,840
KKR Group Finance Co II LLC(a)
2,900,000	5.500		02/01/43	2,957,194
Merrill Lynch & Co., Inc.
2,250,000	6.400		08/28/17	2,603,212
1,270,000	6.875		04/25/18	1,514,502
1,270,000	6.500		07/15/18	1,495,481

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Financial – (continued)
Metropolitan Life Insurance Co.(a)
$ 6,770,000	7.700%	11/01/15	$ 7,486,354
Morgan Stanley & Co.
2,500,000	4.875	11/01/22	2,597,035
1,875,000	4.100	05/22/23	1,825,965
Northern Trust Corp.
3,000,000	3.950	10/30/25	3,009,447
Novus USA Trust 2013-1(a)(b)
3,000,000	1.538	02/28/14	3,000,000
NYSE Euronext
1,250,000	2.000	10/05/17	1,269,056
PNC Financial Services Group, Inc.(b)
2,500,000	6.750	07/29/49	2,631,250
Royal Bank of Canada
2,890,000	2.625	12/15/15	3,000,346
500,000	1.200	01/23/17	502,327
Scottrade Financial Services, Inc.(a)
1,035,000	6.125	07/11/21	1,042,858
TD Ameritrade Holding Corp.
2,750,000	4.150	12/01/14	2,832,976
400,000	5.600	12/01/19	464,745
The Bank of New York Mellon Corp.
2,000,000	2.400	01/17/17	2,076,914
The Toronto-Dominion Bank
3,000,000	2.500	07/14/16	3,120,126
Toyota Motor Credit Corp.
2,000,000	1.750	05/22/17	2,036,730
1,000,000	2.000	10/24/18	1,007,793
Wells Fargo & Co.
1,565,000	3.450	02/13/23	1,497,383

			103,196,892

Food – 0.8%
Campbell Soup Co.
235,000	3.050	07/15/17	246,614
Danone SA(a)
2,700,000	3.000	06/15/22	2,597,905
Pernod-Ricard SA(a)
3,500,000	5.750	04/07/21	3,949,162

			6,793,681

Hardware – 0.1%
Intel Corp.
300,000	1.950	10/01/16	308,729
400,000	1.350	12/15/17	399,095

			707,824

Healthcare Products – 0.4%
Baxter International, Inc.
125,000	4.000	03/01/14	125,328
2,650,000	5.375	06/01/18	3,028,338

			3,153,666

Health Technology – 0.5%
Amgen, Inc.
400,000	2.500	11/15/16	415,168
1,295,000	6.400	02/01/39	1,553,275
Becton, Dickinson & Co.
2,000,000	3.250	11/12/20	2,059,250

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Health Technology – (continued)
Gilead Sciences, Inc.
$ 300,000	3.050%	12/01/16	$ 316,871

			4,344,564

Healthcare-Services – 0.4%
Laboratory Corp. of America Holdings
300,000	5.625	12/15/15	325,170
100,000	3.125	05/15/16	104,450
Mayo Clinic Rochester
2,600,000	3.774	11/15/43	2,254,003
Quest Diagnostics, Inc.
525,000	6.400	07/01/17	600,107
UnitedHealth Group, Inc.
250,000	1.400	10/15/17	249,996

			3,533,726

Household Products – 0.4%
Church & Dwight Co., Inc.
2,000,000	2.875	10/01/22	1,905,024
Stanley Black & Decker, Inc.
1,050,000	2.900	11/01/22	1,009,349

			2,914,373

Industrial – 0.7%
Amphenol Corp.
1,565,000	2.550	01/30/19	1,573,163
Joy Global, Inc.
2,860,000	5.125	10/15/21	3,009,984
Receipts on Corporate Securities Trust NSC-1998-1
1,187,300	6.375	05/15/17	1,199,173

			5,782,320

Insurance – 5.2%
Aegon NV
2,650,000	4.625	12/01/15	2,821,026
American International Group, Inc.
1,000,000	5.450	05/18/17	1,116,889
1,400,000	4.125	02/15/24	1,417,135
Assurant, Inc.
3,775,000	2.500	03/15/18	3,749,149
AXA Equitable Life Insurance Co.(a)
6,220,000	7.700	12/01/15	6,926,517
CNA Financial Corp.
2,215,000	7.350	11/15/19	2,701,910
Genworth Financial, Inc.
738,000	8.625	12/15/16	875,323
2,000,000	7.625	09/24/21	2,409,188
Liberty Mutual Group, Inc.(a)
1,110,000	4.250	06/15/23	1,101,845
MassMutual Global Funding II(a)
2,000,000	2.100	08/02/18	2,009,694
MetLife, Inc.
400,000	2.375	02/06/14	400,024
2,055,000	10.750	08/01/39	3,041,400
PartnerRe Finance B LLC
525,000	5.500	06/01/20	578,224
Prudential Financial, Inc.(b)
2,000,000	5.875	09/15/42	2,050,000
Reinsurance Group of America, Inc.
2,000,000	6.450	11/15/19	2,330,342

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Insurance – (continued)
Reinsurance Group of America, Inc. (continued)
$ 2,100,000	5.000%	06/01/21	$ 2,249,144
Sirius International Group Ltd.(a)
1,269,000	6.375	03/20/17	1,433,032
Symetra Financial Corp.(a)
4,235,000	6.125	04/01/16	4,535,689

			41,746,531

Media Non-Cable – 0.5%
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
2,875,000	5.000	03/01/21	3,093,443
The Interpublic Group of Cos., Inc.
1,000,000	2.250	11/15/17	986,037

			4,079,480

Metals & Mining – 1.8%
Freeport-McMoRan Copper & Gold, Inc.
1,000,000	2.375	03/15/18	1,002,264
Glencore Funding LLC(a)
3,000,000	2.500	01/15/19	2,899,743
Rio Tinto Finance USA Ltd.
3,000,000	5.200	11/02/40	3,122,091
Rio Tinto Finance USA PLC
3,000,000	1.625	08/21/17	3,009,762
Teck Resources Ltd.
1,000,000	3.150	01/15/17	1,046,454
Timken Co.
2,750,000	6.875	05/08/28	3,072,377

			14,152,691

Oil & Gas – 2.5%
Apache Corp.
675,000	5.625	01/15/17	759,892
1,360,000	7.375	08/15/47	1,783,379
BG Energy Capital PLC(a)
3,000,000	2.875	10/15/16	3,127,956
BP Capital Markets PLC
6,000,000	1.375	11/06/17	5,976,990
Energen Corp.
2,000,000	4.625	09/01/21	1,988,486
Hess Corp.
2,115,000	7.875	10/01/29	2,792,724
Rowan Cos., Inc.
1,000,000	4.750	01/15/24	1,012,755
Tosco Corp.
2,095,000	8.125	02/15/30	2,981,411

			20,423,593

Pharmaceuticals – 1.7%
AstraZeneca PLC
500,000	5.900	09/15/17	578,600
3,000,000	1.950	09/18/19	2,970,468
Johnson & Johnson
400,000	5.150	07/15/18	462,605
McKesson Corp.
150,000	6.500	02/15/14	150,255
225,000	3.250	03/01/16	235,690
Mylan, Inc.(a)
1,455,000	6.000	11/15/18	1,547,755
3,135,000	7.875	07/15/20	3,537,023

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Pharmaceuticals – (continued)
Pfizer, Inc.
$ 2,900,000	7.200%	03/15/39	$ 4,018,979
Pharmacia Corp.
475,000	6.500	12/01/18	577,741

			14,079,116

Pipelines – 1.5%
Buckeye Partners LP
2,000,000	4.150	07/01/23	1,959,380
DCP Midstream Operating LP
3,000,000	3.875	03/15/23	2,861,919
ONEOK Partners LP
875,000	8.625	03/01/19	1,110,779
Tennessee Gas Pipeline Co. LLC
2,000,000	7.625	04/01/37	2,608,104
Williams Partners LP
3,390,000	4.500	11/15/23	3,436,491

			11,976,673

Real Estate – 2.8%
Hospitality Properties Trust
1,240,000	6.300	06/15/16	1,335,484
Kimco Realty Corp.
2,000,000	4.300	02/01/18	2,163,794
1,345,000	3.125	06/01/23	1,246,594
Mid-America Apartments LP
1,860,000	4.300	10/15/23	1,850,315
National Retail Properties, Inc.
1,615,000	3.800	10/15/22	1,577,970
Piedmont Operating Partnership LP
1,290,000	3.400	06/01/23	1,191,628
Post Apartment Homes LP
1,500,000	3.375	12/01/22	1,410,998
ProLogis LP
2,000,000	6.125	12/01/16	2,251,680
Realty Income Corp.
2,000,000	2.000	01/31/18	1,981,288
320,000	6.750	08/15/19	379,152
Simon Property Group LP
2,815,000	3.750	02/01/24	2,813,595
Ventas Realty LP / Ventas Capital Corp.
3,000,000	4.750	06/01/21	3,201,006
Washington Real Estate Investment Trust
1,580,000	3.950	10/15/22	1,529,481

			22,932,985

Retail – 0.3%
O’Reilly Automotive, Inc.
1,000,000	3.800	09/01/22	988,030
Wal-Mart Stores, Inc.
1,250,000	6.200	04/15/38	1,553,944

			2,541,974

Software – 0.1%
Adobe Systems, Inc.
563,000	4.750	02/01/20	620,316

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Sovereign Agency – 0.3%
Resolution Funding Corp.
$ 1,500,000	8.125%	10/15/19	$ 1,981,973

Telecommunications – 1.7%
AT&T, Inc.
2,320,000	2.500	08/15/15	2,383,002
200,000	5.500	02/01/18	227,395
Bellsouth Capital Funding Corp.
2,465,000	7.875	02/15/30	3,031,078
Orange SA
300,000	2.125	09/16/15	305,584
SBA Tower Trust(a)
3,240,000	5.101	04/17/17	3,508,172
Telefonica Emisiones SAU
2,635,000	3.729	04/27/15	2,718,901
Verizon Communications, Inc.
400,000	1.950	03/28/14	400,977
450,000	3.500	11/01/21	453,152
Vodafone Group PLC
1,000,000	1.500	02/19/18	986,951

			14,015,212

Transportation – 0.2%
Union Pacific Corp.
1,720,000	4.750	12/15/43	1,748,758

Trucking & Leasing(a) – 0.3%
Penske Truck Leasing Co. Lp / PTL Finance Corp.
2,000,000	3.125	05/11/15	2,058,222

Utilities – 3.0%
Alabama Power Co.
6,166,000	5.650	03/15/35	6,429,325
Commonwealth Edison Co.
1,230,000	6.450	01/15/38	1,563,591
GTE Corp.
5,310,000	6.840	04/15/18	6,225,093
KeySpan Corp.
2,975,000	8.000	11/15/30	3,970,352
Louisville Gas & Electric Co.
1,850,000	4.650	11/15/43	1,912,447
Pacific Gas & Electric Co.
2,000,000	6.350	02/15/38	2,447,666
PPL Electric Utilities Corp.
1,025,000	4.750	07/15/43	1,088,426
The Southern Co.
250,000	4.150	05/15/14	252,568

			23,889,468

Yankee – 1.2%
Canadian National Railway Co.
1,190,000	6.200	06/01/36	1,476,057
UBS AG
7,335,000	7.375	06/15/17	8,363,382

			9,839,439

TOTAL CORPORATE OBLIGATIONS			$ 408,482,050

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Foreign Debt Obligations – 0.1%
Sovereign – 0.1%
Ontario Province of Canada
$ 275,000	2.950%	02/05/15	$ 282,315
245,000	1.650	09/27/19	238,485

			520,800

TOTAL FOREIGN DEBT OBLIGATIONS			$ 520,800

U.S. Government Agency Obligations – 6.2%
FFCB
$ 6,135,000	4.500%	05/06/14	$ 6,205,025
150,000	1.290	09/25/18	148,061
350,000	1.690	08/28/19	340,450
350,000	1.420	10/22/19	334,218
2,860,000	5.190	04/22/21	3,346,881
FHLB
2,650,000	7.125	02/15/30	3,599,975
FHLMC
2,860,000	2.875	02/09/15	2,938,704
2,500,000	5.000	02/16/17	2,814,000
5,500,000	5.500	08/23/17	6,345,526
3,000,000	4.875	06/13/18	3,442,470
FNMA
4,500,000	5.000	02/13/17	5,064,309
3,000,000	5.000	05/11/17	3,392,763
6,000,000	5.375	06/12/17	6,869,964
1,240,000	2.500	10/16/18	1,255,778
Tennessee Valley Authority
2,012,114	4.929	01/15/21	2,247,029
1,117,426	5.131	01/15/21	1,296,214

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			$ 49,641,367

U.S. Treasury Obligations – 1.5%
United States Treasury Bonds
$ 3,000,000	4.500%	02/15/36	$ 3,494,064
3,000,000	3.500	02/15/39	2,979,375
United States Treasury Inflation Protected Securities
297,601	0.125	04/15/17	308,017
362,995	0.125	04/15/18	374,651
United States Treasury Note
5,000,000	2.750	11/30/16	5,293,750

TOTAL U.S. TREASURY OBLIGATIONS			$ 12,449,857

Shares	Description	Distribution Rate	Value
Investment Company – 0.6%
Vanguard Long-Term Investment Grade Fund Admiral Shares
506,527		4.890%	$ 5,075,403

Principal Amount	Interest Rate	Maturity Date	Value
Short-Term Investments(e) – 0.4%
Repurchase Agreement – 0.4%
State Street Bank & Trust Co.
$ 2,896,000	0.000%	02/03/14	$ 2,896,000
Maturity Value: $2,896,000

TOTAL INVESTMENTS – 100.1%			$807,715,266

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%			(620,820)

NET ASSETS – 100.0%			$807,094,446

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $117,461,646, which represents approximately 14.6% of net assets as of January 31, 2014.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at January 31, 2014.

(c)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of January 31, 2014. Maturity date disclosed is the ultimate maturity.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Repurchase agreement was entered into on January 31, 2014. This agreement was fully collateralized by $3,105,000 U.S. Treasury Note, 1.750%, due 05/15/22 with a market value of $2,954,516.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AMT	— Alternative Minimum Tax
FFCB	— Federal Farm Credit Bank
FHA	— Insured by Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNIC	— Financial Network Investment Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit

COMMERCE BOND FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$766,317,511
Gross unrealized gain	53,224,043
Gross unrealized loss	(11,826,288)
Net unrealized security gain	$41,397,755

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments

January 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 3.7%
Commercial – 0.3%
Small Business Administration Series 2006-P10B, Class 1
$ 260,547	5.681%	08/10/16	$ 273,397

Home Equity(a) – 3.4%
Argent Securities, Inc. Series 2004-W5, Class AV3B
724,170	1.065	04/25/34	705,527
Bear Stearns Asset Backed Securities Trust Series 2004-SD4, Class A1
1,155,517	1.065	08/25/44	1,151,999
Countrywide Asset-Backed Certificates Series 2004-6, Class 2A4
516,654	0.615	11/25/34	511,552
Lehman XS Trust Series 2005-7N, Class 1A1A
247,906	0.435	12/25/35	233,632
Morgan Stanley Capital, Inc. Series 2002-HE3, Class A2
533,617	1.245	03/25/33	515,787
Terwin Mortgage Trust Series 2004-7HE, Class A3(b)
295,461	1.565	07/25/34	277,634
Terwin Mortgage Trust Series 2004-9HE, Class A1(b)
221,330	0.965	09/25/34	211,430

			3,607,561

TOTAL ASSET-BACKED SECURITIES			$3,880,958

Mortgage-Backed Obligations – 22.1%
Collateralized Mortgage Obligations – 20.2%
Adjustable Rate Mortgage Trust Series 2004-5, Class 3A1(a)
$ 319,645	2.473%	04/25/35	$ 319,038
American Home Mortgage Investment Trust Series 2004-3, Class 6A4(c)
141,702	5.010	10/25/34	147,902
Banc of America Alternative Loan Trust Series 2004-1, Class 1A1
294,803	6.000	02/25/34	313,942
Banc of America Mortgage Securities, Inc. Series 2003-J, Class 2A1(a)
487,670	2.839	11/25/33	497,473
Bank of America Funding Corp. Series 2004-A, Class 1A3(a)
29,596	4.815	09/20/34	29,768
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-9, Class 24A1(a)
182,289	5.128	11/25/34	179,713
Chase Mortgage Finance Corp. Series 2003-S13, Class A1
176,105	5.500	11/25/33	186,519
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB3, Class 1A(a)
160,934	2.688	09/25/34	163,285
Countrywide Alternative Loan Trust Series 2004-29CB, Class A7
208,530	5.375	01/25/35	216,407
Countrywide Alternative Loan Trust Series 2005-5R, Class A2
65,570	4.750	12/25/18	65,782
Countrywide Home Loans Trust Series 2003-J6, Class 1A1
49,494	5.500	08/25/33	51,791
Countrywide Home Loans, Inc. Series 2002-35, Class 3A1
107,937	5.000	02/25/18	109,992
Countrywide Home Loans, Inc. Series 2003-HYB3, Class 7A1(a)
217,700	2.645	11/19/33	213,157

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FHLMC REMIC PAC Series 023, Class PK
$ 240,995	6.000%	11/25/23	$ 263,483
FHLMC REMIC PAC Series 041, Class F
11,359	10.000	05/15/20	11,744
FHLMC REMIC PAC Series 159, Class H
18,870	4.500	09/15/21	20,083
FHLMC REMIC PAC Series 2022, Class PE
45,420	6.500	01/15/28	51,066
FHLMC REMIC PAC Series 2109, Class PE
105,118	6.000	12/15/28	115,638
FHLMC REMIC PAC Series 2345, Class PQ
10,388	6.500	08/15/16	10,940
FHLMC REMIC PAC Series 2836, Class PX
58,430	4.000	05/15/18	58,643
FHLMC REMIC PAC Series 3841, Class ED
85,819	3.000	07/15/38	87,147
FHLMC REMIC Series 2830, Class DA
57,796	5.000	07/15/19	60,899
FHLMC REMIC Series 2972, Class CA
94,624	4.500	05/15/20	99,618
FHLMC REMIC Series 3634, Class BJ
94,049	3.000	08/15/27	95,811
FHLMC REMIC Series 3816, Class HA
1,074,624	3.500	11/15/25	1,091,855
FHLMC REMIC Series 3968, Class AT
427,451	3.500	03/15/38	444,439
First Horizon Mortgage Pass-Through Trust Series 2003-AR3, Class 2A1(a)
846,336	2.596	09/25/33	853,872
FNMA REMIC PAC Series 1992, Class 89 Principal-Only Stripped Security(d)
19,346	0.000	06/25/22	18,131
FNMA REMIC PAC Series 1992-129, Class L
100,499	6.000	07/25/22	110,313
FNMA REMIC PAC Series 1998-36, Class J
14,091	6.000	07/18/28	14,439
FNMA REMIC PAC Series 2001-71, Class MB
67,452	6.000	12/25/16	70,941
FNMA REMIC PAC Series 2003-117, Class KB
556,000	6.000	12/25/33	634,796
FNMA REMIC PAC Series 2003-14, Class AP
211,777	4.000	03/25/33	223,776
FNMA REMIC Series 1991-137, Class H
48,038	7.000	10/25/21	54,108
FNMA REMIC Series 1993-182, Class FA(a)
17,129	2.210	09/25/23	17,777
FNMA REMIC Series 2010-135, Class EA
835,318	3.000	01/25/40	854,254
FNMA Series 2003-W17, Class 1A6
11,337	5.310	08/25/33	11,475
GNMA Series 2001-53, Class F(a)
7,428	0.507	10/20/31	7,442
GNMA Series 2009-65, Class AF
360,274	4.000	07/20/39	385,153
GNMA Series 2010-115, Class QJ
527,469	3.500	11/20/38	540,778
GNMA Series 2010-14, Class PA
351,738	3.000	02/20/40	359,200
GNMA Series 2010-89, Class GL
1,359,099	4.000	05/20/39	1,442,178
GSR Mortgage Loan Trust Series 2003-6F, Class A1
139,412	3.000	09/25/32	137,543

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
GSR Mortgage Loan Trust Series 2004-6F, Class 5A1
$ 213,830	5.500%	03/25/19	$ 222,026
GSR Mortgage Loan Trust Series 2005-AR3, Class 2A1(a)
561,105	0.605	05/25/35	510,117
GSR Mortgage Loan Trust Series 2006-AR1, Class 2A4(a)
1,051,055	2.624	01/25/36	946,851
Impac CMB Trust Series 2003-2F, Class A(a)
649,518	5.730	01/25/33	682,065
Impac CMB Trust Series 2003-8, Class 2A1(a)
206,725	1.065	10/25/33	205,859
Impac CMB Trust Series 2004-7, Class 1A1(a)
169,520	0.905	11/25/34	160,481
Impac CMB Trust Series 2005-2, Class 2A2(a)
294,081	0.965	04/25/35	284,254
Impac Secured Assets Corp. Series 2006-1, Class 2A1(a)
1,249,857	0.515	05/25/36	1,249,089
Indymac Index Mortgage Loan Trust Series 2004-AR6, Class 6A1(a)
245,306	2.583	10/25/34	245,750
Master Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1(a)
355,965	2.652	04/21/34	368,951
Master Alternative Loans Trust Series 2004-9, Class A6(c)
301,155	5.143	08/25/34	315,174
Master Asset Securitization Trust Series 2004-3, Class 5A1
18,516	6.250	01/25/32	18,822
MortgageIT Trust Series 2005-1, Class 1A1(a)
1,982,058	0.485	02/25/35	1,920,963
Residential Accredit Loans, Inc. Series 2003-QS4, Class A4(a)
754,521	0.588	03/25/33	740,932
Residential Accredit Loans, Inc. Series 2004-QA4, Class NB21(a)
66,958	3.217	09/25/34	67,084
Residential Accredit Loans, Inc. Series 2004-QS5, Class A5
171,288	4.750	04/25/34	177,323
Residential Funding Mortgage Securities Corp. Series 2003-RM2, Class AII
45,894	5.000	05/25/18	47,000
Residential Funding Mortgage Securities Corp. Series 2004-S4, Class 2A6
523,891	4.500	04/25/19	539,328
Securitized Asset Sales, Inc. Series 1993-7, Class TA6
13,349	6.250	12/25/23	13,737
Sequoia Mortgage Trust Series 10, Class 1A(a)
105,950	0.957	10/20/27	103,167
Sequoia Mortgage Trust Series 2003-2, Class A1(a)
221,184	0.827	06/20/33	212,907
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(a)
801,756	2.451	10/25/33	815,678
Vendee Mortgage Trust Series 1996-2, Class 1Z
161,417	6.750	06/15/26	187,616
Washington Mutual MSC Mortgage Pass-Through Series 2003-MS8, Class 2A1
204,124	5.000	05/25/18	209,528
Wells Fargo Alternative Loan Trust Series 2003-1, Class 2A1
234,703	5.750	09/25/18	240,917

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$21,127,930

Commercial Mortgage Obligation – 0.3%
GNMA Series 2010-124, Class A
$ 327,680	3.848%	10/16/32	$ 329,607

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Mortgage-Backed Pass-Through Obligations – 1.6%
FHLMC
$ 39,552	5.500%		08/01/17	$ 42,192
81,613	5.500		09/01/21	87,140
40,182	6.000		10/01/23	44,345
92,130	5.000		05/01/27	100,640
FNMA
40,917	10.500		11/01/15	42,852
21,526	6.000		07/01/16	22,262
152,213	5.500		05/01/19	164,452
153,331	5.500		06/01/20	165,634
1,930	9.000		07/01/24	1,939
7,328	2.330	(a)	12/01/28	7,534
17,644	7.000		11/01/31	19,901
292,127	6.000		07/01/33	325,790
363,234	2.334	(a)	02/01/34	384,514
181,737	2.490	(a)	10/01/34	192,075
GNMA
4,854	8.000		07/15/17	4,873
287	2.000	(a)	11/20/24	298
605	3.000	(a)	12/20/24	630
10,454	1.625	(a)	04/20/26	10,844
9,312	1.625	(a)	08/20/26	9,695
11,913	1.625	(a)	01/20/28	12,411

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS				$ 1,640,021

TOTAL MORTGAGE-BACKED OBLIGATIONS				$23,097,558

U.S. Government Agency Obligations – 61.8%
FFCB
$ 2,600,000	2.625%		04/17/14	$ 2,613,595
1,170,000	3.000		09/22/14	1,191,443
250,000	7.000		09/01/15	275,562
500,000	6.125		12/29/15	554,570
1,000,000	0.650		01/17/17	993,413
1,000,000	0.690		05/16/17	990,783
1,000,000	1.370		10/02/17	1,005,123
FHLB
1,000,000	5.250		09/12/14	1,030,725
2,500,000	5.000		12/21/15	2,717,388
1,000,000	0.580		01/09/17	996,176
950,000	1.750		08/07/18	951,658
1,750,000	1.500	(c)	12/20/24	1,672,122
FHLMC
790,000	5.000		07/15/14	807,423
1,000,000	4.500		01/15/15	1,041,234
1,200,000	2.875		02/09/15	1,233,023
2,600,000	1.750		09/10/15	2,661,529
1,300,000	5.300		12/01/15	1,414,889
2,250,000	2.500		05/27/16	2,356,202
1,000,000	1.000		10/25/16	1,003,367
1,000,000	1.250		05/12/17	1,010,953
1,200,000	1.200		06/06/17	1,203,006
1,000,000	1.000		06/29/17	1,000,310
1,150,000	1.000		07/28/17	1,149,075
700,000	1.375	(c)	11/27/18	701,030
830,000	1.500		11/30/18	826,483
FNMA
1,500,000	0.875		08/28/14	1,506,453
2,000,000	3.000		09/16/14	2,036,348
1,250,000	4.625		10/15/14	1,289,259
1,000,000	2.625		11/20/14	1,020,065
1,800,000	5.000		04/15/15	1,903,127
2,450,000	2.375		07/28/15	2,525,462
1,000,000	4.375		10/15/15	1,068,684
1,350,000	2.125	(c)	10/21/15	1,389,987
2,000,000	1.625		10/26/15	2,044,888

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
U.S. Government Agency Obligations – (continued)
FNMA – (continued)
$ 1,170,000	0.750%		03/11/16	$ 1,174,000
1,800,000	5.000		03/15/16	1,976,368
1,500,000	1.250		09/28/16	1,523,747
2,000,000	1.125		04/27/17	2,013,822
1,175,000	0.500	(c)	06/27/17	1,166,891
1,200,000	1.000		09/20/17	1,191,468
1,200,000	0.625	(c)	09/27/17	1,203,475
1,200,000	0.500	(c)	11/27/17	1,198,135
1,175,000	0.800	(c)	01/29/18	1,170,463
1,000,000	0.875		02/08/18	983,109
1,915,000	1.500		03/13/18	1,915,532
1,000,000	1.500		04/24/18	1,001,437
1,000,000	2.500		10/16/18	1,012,724
389,000	2.500		12/27/24	352,375
500,000	1.500	(c)	05/24/27	492,551

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$ 64,561,452

U.S. Treasury Obligations – 8.7%
United States Treasury Inflation Indexed Notes
$ 843,465	2.625%		07/15/17	$ 954,697
864,720	1.375		07/15/18	948,355
868,504	2.125		01/15/19	981,885
862,296	1.375		01/15/20	942,395
United States Treasury Notes
1,200,000	2.375		10/31/14	1,219,828
1,200,000	2.250		01/31/15	1,224,937
1,800,000	2.125		05/31/15	1,845,914
1,000,000	1.375		06/30/18	1,002,578

TOTAL U.S. TREASURY OBLIGATIONS				$ 9,120,589

Short-term Investment(e) – 4.2%
Repurchase Agreement – 4.2%
State Street Bank & Trust Co.
$ 4,408,000	0.000%		02/03/14	$ 4,408,000
Maturity Value: $4,408,000

TOTAL INVESTMENTS – 100.5%				$105,068,557

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.5)%				(553,906)

NET ASSETS – 100.0%				$104,514,651

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at January 31, 2014.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $489,064, which represents approximately 0.5% of net assets as of January 31, 2014.

(c)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of January 31, 2014. Maturity date disclosed is the ultimate maturity.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Repurchase agreement was entered into on January 31, 2014. This agreement was fully collateralized by $4,730,000 U.S. Treasury Note, 1.750%, due 05/15/22 with a market value of $4,500,761.

Investment Abbreviations:
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
MSC	— Mortgage Securities Corp.
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$104,957,429
Gross unrealized gain	3,009,316
Gross unrealized loss	(2,898,188)
Net unrealized security gain	$111,128

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

January 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 91.0%
Alabama – 0.0%
Cullman AL GO Bonds (Warrants) Series 2007 (AGM) (AA-/Aa3)
$ 65,000	4.500%	07/01/23	$ 66,727

Arizona – 8.4%
Arizona Health Facilities Authority Healthcare & Education Facilities Revenue Bonds (Kirksville College) (A-/NR)
700,000	4.700	01/01/21	749,070
750,000	4.750	01/01/22	793,860
1,000,000	5.000	01/01/25	1,050,490
Glendale AZ Industrial Development Authority Revenue Bonds (Midwestern University) (A-/NR)
1,500,000	5.000	05/15/30	1,550,460
Glendale AZ Industrial Development Authority Revenue Bonds (Refunding-Midwestern University) (A-/NR)
1,200,000	5.250	05/15/19	1,355,832
Maricopa County AZ Unified School District No. 69 Paradise Valley GO Bonds (School Improvement Project 2011) Series D (NR/Aa2)
3,140,000	4.000	07/01/18	3,511,839
Pinal County AZ Electric District No. 3 Revenue Bonds (Refunding) (A/NR)
1,165,000	5.000	07/01/19	1,325,910
Pinal County AZ Unified School District No.1 Florence GO Bonds (School Improvement Project of 2006) Series C (A/NR)
860,000	5.000	07/01/17	954,411
335,000	5.000	07/01/18	376,272
350,000	5.000	07/01/19	395,798
1,100,000	5.125	07/01/22	1,226,049
Queen Creek AZ Excise Tax & State Shared Revenue Bonds (NATL-RE) (A+/Baa1)
1,070,000	5.000	08/01/27	1,140,748
Rio Nuevo Multipurpose Facilities District Excise Tax Revenue Bonds (Sub Lien) Series 2008 (Assured Guaranty) (AA-/A1)
3,475,000	5.750	07/15/18	4,032,911
Yuma County AZ Library District GO Bonds Series 2007 (XLCA) (A+/Aa3)
1,000,000	5.000	07/01/19	1,098,270
1,000,000	5.000	07/01/21	1,086,560

			20,648,480

Arkansas – 0.2%
Arkansas State Development Finance Authority Economic Development Revenue Bonds (Taxable) (ADFA-GTD) (A/NR)
535,000	5.480	09/01/17	543,897

California – 5.0%
Bonita Unified School District Taxable GO Bonds Election of 2008 Series B-1 (AA-/NR)
1,000,000	5.560	08/01/25	1,061,070
California State Public Works Board Lease Revenue Bonds (Judicial Council Projects) Series A (A-/A2)
1,000,000	5.000	03/01/38	1,035,370
Corona-Norca Unified School District Series C (AA-/Aa2)(a)
500,000	0.000	09/01/24	324,210
Fresno CA Unified School District GO Bonds Election of 2001 Series G (NR/Aa3)(a)
1,000,000	0.000	08/01/24	596,690
Pajaro Valley CA Unified School District GO Bonds Capital Appreciation Election of 2002 Series B (AGM) (AA-/Aa2)(a)
2,400,000	0.000	08/01/24	1,547,160

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
California – (continued)
Panama-Buena Vista CA Union School District GO Bonds Election of 2012 Series A (A+/Aa3)
$ 500,000	3.850%	08/01/34	$ 458,405
Port Oakland CA Revenue Bonds Series C (NATL-RE) (A/A3)
600,000	5.000	11/01/16	673,176
Sacramento County CA Airport System Revenue Bonds (A/A3)
1,000,000	5.000	07/01/27	1,068,800
San Marcos CA Unified School District GO Bonds (Capital Appreciation) Series 2011 (AA-/Aa2)(a)
5,045,000	0.000	08/01/25	3,161,298
San Mateo CA Unified High School District GO Bonds (Capital Appreciation) Series C (NATL-RE) (FGIC) (AA+/Aa1)(a)
880,000	0.000	09/01/23	640,886
Santa Clara County CA East Side Union High School District GO Bonds (Refunding) Series B (NATL-RE) (A+/Baa1)
800,000	5.250	02/01/23	920,488
Wasco CA Union School District GO Bonds (Capital Appreciation) Series A (NATL-RE) (FGIC) (A/Baa1)(a)
490,000	0.000	08/01/24	302,550
510,000	0.000	08/01/25	294,408
535,000	0.000	08/01/26	288,028

			12,372,539

Colorado – 1.3%
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-High Point Academy) (NR/NR)
1,000,000	4.500	03/01/20	1,044,230
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Pinnacle Charter High School) (NR/NR)
1,000,000	5.000	12/01/29	961,850
Colorado Housing & Finance Authority Revenue Bonds (Single Family Mortgage) Class I Series A (FHA) (AAA/Aaa)
305,000	4.350	11/01/19	314,913
320,000	4.600	11/01/20	333,782
University of Colorado Hospital Authority Revenue Bonds Series A (A+/A1)
250,000	5.000	11/15/42	252,315
Westminster CO Certificates of Participation (Refunding) (NATL-RE) (AA-/Baa1)
250,000	4.500	12/01/23	256,855

			3,163,945

District of Columbia – 0.5%
District of Columbia Revenue Bonds (Deed Tax) Series B (NR/A1)
1,165,000	5.000	06/01/25	1,248,938

Florida – 4.2%
Brevard County FL Health Facilities Authority Revenue Bonds (Health First, Inc. Project) Series 2005 (A-/A3)
875,000	5.000	04/01/18	936,223
Gulf Breeze FL Revenue Bonds (Local Government Loan) Series J (A+/Aa3)
1,000,000	4.500	12/01/20	1,128,710
Gulf Breeze FL Revenue Bonds (Local Government Loan) Series L (A+/Aa3)
1,500,000	3.100	12/01/20	1,556,100
Jupiter County FL (Community Center Project) GO Bonds Series 2001 (AAA/Aaa)
50,000	5.500	07/01/21	59,709
Lake County FL School Board Certificate of Participation (Refunding-Master Lease Program) Series A (A/NR)
725,000	5.000	06/01/24	802,923

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Florida – (continued)
Lake County FL School Board Certificates of Participation Series A (AMBAC) (A/WR)
$ 1,500,000	5.000%	06/01/24	$ 1,546,440
Miami-Dade County FL Aviation Revenue Bonds (Miami International Airport) Series A (A/A2)
1,000,000	5.000	10/01/22	1,113,430
1,000,000	5.250	10/01/23	1,117,520
1,000,000	5.500	10/01/25	1,117,780
Miami-Dade County FL Educational Facilities Authority Revenue Bonds (Refunding-University of Miami) Series B (AMBAC) (A-/A3)
685,000	5.250	04/01/21	785,935
Port St. Lucie FL Lease Revenue Bonds (Taxable-Wyndcrest Project) Series A (A/A1)
200,000	6.090	09/01/20	210,588

			10,375,358

Georgia – 0.3%
Brunswick GA Water & Sewer Revenue Bonds (Refunding & Improvement) Series 1992 (ETM) (NATL-RE) (A/Baa1)
90,000	6.100	10/01/19	105,947
Cherokee County GA Water & Sewer Authority Revenue Bonds (Refunding & Improvement) Series 1993 (NATL-RE) (A/Aa2)
55,000	5.500	08/01/23	65,258
Gainesville & Hall County Hospital Authority Revenue Bonds (Northeast Georgia Healthcare System) Series B (A+/NR)
500,000	4.000	02/15/20	540,560

			711,765

Illinois – 17.1%
Chicago IL Board of Education GO Bonds (Refunding) Series A (AMBAC) (A+/A3)
2,050,000	5.500	12/01/25	2,282,039
Chicago IL Public Building Commission Revenue Bonds (Refunding-Chicago School Reform) Series B (NATL- RE) (FGIC) (A/A3)
1,000,000	5.250	12/01/18	1,130,960
Chicago IL Public Building Commission Revenue Bonds (Refunding-Chicago Trasit Authority) Series 2006 (AMBAC) (A/A2)
350,000	5.250	03/01/33	361,099
Cook & DuPage Counties IL High School District No. 210 GO Bonds Series 2006 (NATL-RE) (NR/Aa2)
360,000	5.000	01/01/26	386,258
Cook County IL Community High School District No. 234 Taxable GO Bonds (Ridgewood Build America Bonds - Direct Payment to Issuer) Series B (Assured Guaranty) (AA-/A3)
300,000	6.400	12/01/28	344,259
Cook County IL School District No. 144 Prairie Hills GO Bonds (Capital Appreciation-Refunding) Series C (AGM) (NR/A1)(a)
2,320,000	0.000	12/01/22	1,640,101
2,080,000	0.000	12/01/25	1,252,035
DeKalb County IL Community Unit School District No. 424 GO Bonds (Capital Appreciation) Series 2001 (AMBAC) (NR/A1)(a)
1,000,000	0.000	01/01/18	914,200
DeKalb County IL Community Unit School District No. 428 GO Bonds (Capital Appreciation-School Building) (AA-/Aa2)(a)
1,500,000	0.000	01/01/20	1,281,780
DeKalb, Kane & Lasalle Counties Community College District No. 523 GO Bonds Series A (AA/NR)
455,000	4.625	02/01/21	488,533
400,000	5.000	02/01/23	432,276
Illinois Finance Authority Revenue Bonds (Advocate Health Care) Series 2012 (AA/Aa2)
3,000,000	5.000	06/01/42	3,063,270

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Illinois – (continued)
Illinois Finance Authority Revenue Bonds (Columbia College) (NATL-RE) (A/Baa1)
$ 2,000,000	5.250%	12/01/22	$ 2,099,980
Illinois Finance Authority Revenue Bonds (Poetry Foundation Project) (AA-/Aa3)
470,000	4.850	01/01/26	488,307
490,000	4.900	01/01/27	506,978
1,625,000	5.000	01/01/30	1,676,009
Illinois Finance Authority Revenue Bonds (Refunding-Columbia College) Series 2011 (BBB+/NR)
300,000	5.000	12/01/17	325,569
405,000	4.000	12/01/18	424,157
420,000	4.250	12/01/19	444,616
440,000	4.500	12/01/20	463,747
Illinois Finance Authority Revenue Bonds (Refunding-Swedish Covenant) Series A (BBB+/NR)
1,210,000	5.500	08/15/24	1,289,013
Illinois Finance Authority Revenue Bonds (The Carle Foundation) Series A (A+/NR)
1,000,000	5.375	08/15/26	1,093,360
Illinois State GO Bonds (A-/A3)
1,000,000	4.000	04/01/19	1,049,950
3,000,000	4.000	09/01/21	3,133,500
Illinois State GO Bonds (Refunding) (A-/A3)
3,000,000	5.000	08/01/24	3,272,760
Illinois State GO Bonds Series A (A-/A3)
2,000,000	5.000	03/01/17	2,007,340
1,000,000	5.000	03/01/28	1,001,380
Northern Illinois Municipal Power Agency Revenue Bonds (Prairie State Project) Series A (NATL-RE) (NR/A2)
1,000,000	5.000	01/01/20	1,099,890
Peoria County IL Community Unit School District No. 309 GO Bonds (Capital Appreciation-Brimfield School District) Series A (Assured Guaranty) (AA-/NR)(a)
540,000	0.000	04/01/18	491,854
Quad Cities IL Regional Economic Development Authority Revenue Bonds (Augustana College) Series 2012 (Refunding) (NR/Baa1)
750,000	4.750	10/01/32	714,262
University of Illinois Board of Trustees Certificates of Participation Series A (AA-/Aa3)
1,000,000	5.000	10/01/20	1,093,010
Will County IL Community High School District No. 210 Lincoln-Way GO Bonds (Unrefunded-Capital Appreciation) Series 2006 (AGM) (NR/Aa2)(a)
1,535,000	0.000	01/01/21	1,219,481
Will County IL Community Unit School District No. 201 Crete-Monee GO Bonds (Capital Appreciation) Series 2004 (NATL-RE) (FGIC) (A+/Baa1)(a)
3,000,000	0.000	11/01/19	2,570,580
Will Grundy Counties IL Community College District No. 525 GO Bonds (Alternate Revenue Source-Refunding) Series B (AA/Aa1)
2,000,000	5.000	06/01/38	2,045,060

			42,087,613

Indiana – 2.8%
Allen County IN War Memorial Revenue Bonds (Refunding-Coliseum Additions Building Corp.) Series A (NR/Aa3)
615,000	5.000	11/01/16	684,120
Evansville IN Redevelopment Authority Revenue Bonds (Build America Bonds-Taxable) Series B (A/Aa3)
250,000	4.930	02/01/17	272,443
675,000	6.050	02/01/23	754,009
Indiana Bond Bank Revenue Bonds (Special Project-Hendricks Regional Health) Series A (AA/NR)
120,000	5.000	08/01/14	122,442

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Indiana – (continued)
Indiana State Finance Authority Revenue Bond (Refunding-Educational Facilities-Indianapolis Museum of Art) Series B (NR/A1)
$ 1,815,000	5.000%	02/01/28	$ 1,910,269
Indiana State Finance Authority Revenue Bonds (Community Foundation of Northwest Indiana) Series 2012 (A-/NR)
750,000	5.000	03/01/41	734,715
Indiana State Finance Authority Revenue Bonds (Educational Facilities for University of Indianapolis) Series 2011 (A-/NR)
1,000,000	5.000	10/01/31	1,035,950
Indiana State University Revenue Bonds (Build America Bonds) (NR/A1)
530,000	5.310	04/01/25	553,696
Upland IN Economic Development Revenue Bonds (Taylor University Project) (Refunding) Series 2012 (NR/Baa1)
900,000	4.500	09/01/32	820,503

			6,888,147

Iowa – 0.6%
Iowa Finance Authority Health Facilities Revenue Bonds (Mercy Medical Center Project) Series 2012 (A+/A2)
1,410,000	5.000	08/15/27	1,502,623
Iowa Finance Authority Revenue Bonds (Single Family Mortgage) Series A (GNMA/FNMA) (AA+/Aaa)
85,000	4.300	07/01/16	85,251

			1,587,874

Kansas – 0.9%
Junction City KS GO Bonds (Refunding) Series A (A/NR)
710,000	5.000	09/01/18	808,946
Kansas State Development Finance Authority Health Facilities Revenue Bonds (Stormont-Vail Healthcare) Series J (NR/A2)
1,500,000	5.000	11/15/38	1,523,325

			2,332,271

Kentucky – 0.4%
Ashland KY Medical Center Revenue Bonds (Ashland Hospital Corp.) Series B (A/A2)
1,000,000	5.000	02/01/23	1,052,240

Louisiana – 5.2%
Administrators of the Tulane Educational Fund Revenue Bonds (Taxable-Tulane University) Series C (A/A2)
1,000,000	5.000	10/01/47	922,980
Louisiana Local Government Environmental Facilities Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (BBB+/A3)
5,000,000	5.500	10/01/25	5,394,800
Louisiana Public Facilities Authority Revenue Bonds (Loyola University) Series 2011 (A/A2)
3,715,000	5.250	10/01/27	4,161,357
Tangipahoa Parish LA Hospital Service District No. 1 Revenue Bonds (Refunding-North Oaks Medical Center Project) Series A (BBB/NR)
1,100,000	5.375	02/01/18	1,105,500
1,245,000	5.000	02/01/30	1,251,188

			12,835,825

Maine – 0.4%
Maine State Health & Higher Educational Facilities Authority Revenue Bonds Series A (NR/A1)
1,000,000	5.000	07/01/24	1,093,670

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Maryland – 1.6%
Maryland State Transportation Authority Passenger Facility Charge Revenue Bonds (AMT) Series B (A+/A2)
$ 2,000,000	2.250%	06/01/23	$ 1,732,660
2,500,000	2.500	06/01/25	2,103,900

			3,836,560

Massachusetts – 3.7%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)
1,390,000	5.100	01/01/25	1,480,948
Massachusetts Educational Financing Authority Revenue Bonds Series J (AMT) (AA/NR)
1,340,000	4.250	07/01/22	1,354,392
Massachusetts State Development Finance Agency Revenue Bonds (Refunding UMass Memorial Medical Center, Inc.) Series H (BBB+/Baa3)
3,200,000	5.000	07/01/21	3,512,832
Massachusetts State Health & Educational Facilities Authority Revenue Bonds (UMass Memorial Health Care, Inc.) Series G (BBB+/Baa3)
960,000	5.000	07/01/20	1,052,928
1,415,000	5.000	07/01/21	1,519,837
Massachusetts State Water Resources Authority Revenue Bonds Series A (ETM) (GO of Authority) (AA+/Aa1)
50,000	6.500	07/15/19	57,633

			8,978,570

Michigan – 1.9%
Grand Valley MI State University Revenue Bonds (A+/NR)
1,500,000	5.300	12/01/24	1,624,380
Grand Valley MI State University Revenue Bonds Series 1998 (NATL-RE) (FGIC) (A+/WR)
920,000	5.500	02/01/18	988,568
Michigan State Housing Development Authority Rental Housing Revenue Bonds Series B (GO of Authority) (AA/NR)
690,000	4.500	10/01/19	716,475
Michigan State Housing Development Authority Revenue Bonds (Taxable) Series B2 (GO of Authority) (AA/NR)
90,000	1.521	04/01/14	90,035
150,000	1.670	10/01/14	150,243
135,000	1.836	04/01/15	135,702
Michigan State Housing Development Authority Single Family Home Ownership Revenue Bonds (Non AMT) Series A (GO of Authority) (AA+/NR)
965,000	4.750	12/01/25	1,012,169

			4,717,572

Minnesota – 0.6%
Minnesota State Housing Finance Agency Revenue Bonds (Residential) Series A (AA+/Aa1)
255,000	3.800	07/01/17	262,971
St. Paul MN Housing & Redevelopment Authority Health Care Revenue Bonds (Allina Health System) Series A-2 (AA-/Aa3)
1,000,000	5.000	11/15/19	1,167,060

			1,430,031

Mississippi – 1.0%
Lamar County MS School District GO Bonds (Limited Tax Notes) Series 2013 (A-/NR)
1,135,000	5.000	09/01/30	1,202,260
1,095,000	5.000	09/01/31	1,156,353

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Mississippi – (continued)
Mississippi Home Corporation Homeownership Revenue Bonds Series A (GNMA/FNMA/FHLMC) (NR/Aaa)
$ 45,000	2.700%	06/01/18	$ 46,392

			2,405,005

Missouri – 1.3%
Greene County MO GO Bonds Limited-Wilson Creek Marketplace NID Project (Refunding) Series A (NR/A3)
500,000	5.000	04/01/32	519,995
Joplin Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health Systems ) Series 2011 (BBB+/NR)
1,490,000	4.250	02/15/21	1,538,425
Kansas City MO Special Obligation Revenue Bonds (Capital Appreciation) Series E (AA-/A1)(a)
110,000	0.000	02/01/14	110,000
125,000	0.000	02/01/15	122,889
305,000	0.000	02/01/17	286,114
St. Louis County MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Ranken Jordan Project) (NR/NR)
500,000	5.000	11/15/17	510,090

			3,087,513

Montana – 0.1%
Montana State Board Housing Revenue Bonds (Single Family Mortgage) Series A-2 (AMT) (AA+/Aa1)
105,000	4.350	06/01/16	106,579
110,000	4.350	12/01/16	112,162

			218,741

Nebraska – 0.2%
Douglas County NE Hospital Authority No. 002 Revenue Bonds (Refunding) (Health Facilities-Children’s Hospital) (NR/A2)
500,000	6.000	08/15/22	538,045

Nevada – 1.1%
Nye County NV School District GO Bonds (Refunding) Series A (PSF-GTD) (NR/Aaa)(b)
100,000	4.375	05/01/15	105,202
Reno NV GO Bonds (Refunding-Capital Improvement) Series A (A-/A1)
2,320,000	5.000	06/01/25	2,531,004

			2,636,206

New Hampshire – 0.7%
New Hampshire NH Health & Education Facilities Authority Revenue Bonds (Concord Hospital) Series A (NR/A2)
1,135,000	4.000	10/01/21	1,195,393
New Hampshire State Housing Finance Authority Single Family Mortgage Revenue Bonds (Non AMT) (NR/Aa3)
505,000	5.300	07/01/28	525,907

			1,721,300

New Jersey – 1.8%
New Jersey State Certificates of Participation (Equipment Lease Purchase) Series A (A+/A1)
1,000,000	5.000	06/15/21	1,100,480
New Jersey State Higher Education Assistance Authority Student Loan Revenue Bonds (Refunding) Series 1A (AA/Aa2)
1,700,000	4.750	12/01/23	1,809,140
New Jersey State Transportation Trust Fund Authority Revenue Bonds (Capital Appreciation) Transportation System Series C (AMBAC) (A+/A1)(a)
2,465,000	0.000	12/15/26	1,366,497

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
New Jersey – (continued)
Passaic County NJ GO Bonds (Refunding-Taxable Pension) Series 2003 (AGM) (NR/Aa3)
$ 100,000	5.750%	02/15/21	$ 107,047

			4,383,164

New York – 0.6%
Metropolitan Transportation Authority NY Revenue Bonds Series 2008 C (A/A2)
150,000	5.500	11/15/18	166,806
Metropolitan Transportation Authority NY Revenue Bonds Series H (A/A2)
1,000,000	4.000	11/15/23	1,053,710
New York City Housing Development Corp. Revenue Bonds (Multi Family Development) Series G (AA/Aa2)
250,000	3.800	11/01/37	223,370

			1,443,886

North Carolina – 0.9%
Western Carolina University Revenue Bonds (Refunding-Limited Obligation-Student Housing) (A/NR)
200,000	4.000	06/01/18	218,562
220,000	4.000	06/01/19	239,897
200,000	2.000	06/01/20	190,154
420,000	3.000	06/01/21	420,264
330,000	4.000	06/01/22	346,190
350,000	4.000	06/01/23	362,957
480,000	4.000	06/01/25	486,701

			2,264,725

North Dakota – 0.9%
North Dakota State Housing Finance Agency Revenue Bonds (Housing Finance Project) Series B (AMT) (NR/Aa1)
550,000	4.400	07/01/16	566,307
635,000	4.450	07/01/17	648,837
Williston ND Parks & Recreation District Sales Tax And Gross Revenue Bonds Series A (A/NR)
1,000,000	4.000	03/01/32	967,430

			2,182,574

Ohio – 3.9%
Akron OH Certificates of Participation (Refunding-Municipal Baseball Stadium Project) Series 2013 (A+/NR)
660,000	3.000	12/01/19	659,980
Cleveland OH Airport System Revenue Bonds (Refunding) Series A (A-/Baa1)
1,000,000	5.000	01/01/31	1,017,590
Cleveland OH Certificates of Participation (Refunding-Cleveland Stadium Project) Series A (A/A2)
2,330,000	4.750	11/15/20	2,572,274
Hocking Technical College District General Receipts Revenue Bonds (Improvement) Series 2013 (NR/Aa2)
1,000,000	5.000	07/01/38	1,021,790
Ohio State Higher Educational Facility Commission Revenue Bonds (Xavier University) Series C (A-/A3)
430,000	4.250	05/01/14	434,033
1,000,000	5.000	05/01/18	1,105,010
Ross County OH Hospital Revenue Bonds Adena Health System Facilities (Refunding) Series 2008 (A-/A3)
1,560,000	5.375	12/01/19	1,785,389
Toledo GO Bonds Limited Tax Capital Improvement (Refunding) Series 2012 (A-/A2)
1,000,000	3.000	12/01/23	947,640

			9,543,706

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Oklahoma – 1.9%
McClain County OK Economic Development Authority Educational Facilities Lease Revenue Bonds (Blanchard Public Schools Project) (A-/NR)
$ 1,000,000	4.850%	09/01/18	$ 1,142,730
1,000,000	5.000	09/01/19	1,152,870
Oklahoma County OK Finance Authority Educational Facilities Lease Revenue Bonds (Jones Public School Project) (A-/NR)
2,000,000	5.000	09/01/18	2,205,620
Tulsa OK Industrial Authority Student Housing Revenue Bonds (University of Tulsa) Series 2006 (NR/A3)
150,000	5.250	10/01/26	154,748

			4,655,968

Oregon – 0.3%
Oregon State Housing & Community Services Department Housing Revenue Bonds Single Family Mortgage Program Series A (FHLMC) (NR/Aa3)
590,000	5.000	07/01/17	641,277
Oregon State Housing & Community Services Department Revenue Bonds (Single Family Mortgage) Series E (AMT) (NR/Aa2)
85,000	5.050	07/01/17	87,977

			729,254

Pennsylvania – 2.4%
Delaware County PA Authority University Revenue Bonds (Neumann University) (BBB/NR)
785,000	3.000	10/01/14	791,406
1,025,000	5.000	10/01/19	1,099,415
1,250,000	5.250	10/01/31	1,278,788
Pennsylvania State Housing Finance Agency Single Family Mortgage Revenue Bonds Series 113 (AA+/Aa2)
795,000	4.000	10/01/18	855,420
Philadelphia PA Authority for Industrial Development Revenue Bonds (Mathematics Science & Technology Charter School) (BBB+/NR)
345,000	5.000	08/01/20	359,935
St. Mary’s PA Area Water Authority Revenue Bonds (A-/NR)
1,350,000	4.750	02/01/25	1,450,264

			5,835,228

Puerto Rico – 5.3%
Puerto Rico Commonwealth GO Bonds (Refunding-Public Improvement) Series A (FGIC) (BBB-/Baa3)
1,500,000	5.500	07/01/22	1,076,340
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) (NATL-RE) (A/Baa1)
10,000	5.000	07/01/20	9,288
1,435,000	5.000	07/01/23	1,296,465
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) Series VV (NATL-RE) (A/Baa1)
650,000	5.250	07/01/29	567,034
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) Series ZZ (BBB/Baa3)
4,250,000	5.250	07/01/19	3,194,598
Puerto Rico Electric Power Authority Revenue Bonds Series CCC (BBB/Baa3)
2,015,000	5.000	07/01/21	1,389,121
2,000,000	5.000	07/01/24	1,340,200
1,010,000	5.250	07/01/28	643,309
Puerto Rico Electric Power Authority Revenue Bonds Series WW (BBB/Baa3)
2,195,000	5.500	07/01/19	1,669,320
1,345,000	5.000	07/01/28	848,372

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Puerto Rico – (continued)
Puerto Rico Electric Power Authority Revenue Bonds Series XX (BBB/Baa3)
$ 1,700,000	5.250%	07/01/27	$ 1,084,991

			13,119,038

Rhode Island – 2.4%
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds (Multi Family Development) Series 1 (NR/Aa2)
260,000	5.125	10/01/30	265,273
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds (Multi Family Funding) Series A (NR/Aaa)
500,000	5.250	04/01/35	515,950
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds Homeownership Opportunities Series 61 B (Non-AMT) (Non-ACE) (AA+/Aa2)
2,150,000	3.450	04/01/26	2,114,245
Rhode Island State Health & Educational Building Corp. Public Schools Revenue Bonds (Financing Project) Series A (AMBAC) (NR/A3)
1,460,000	5.000	05/15/23	1,475,228
Rhode Island State Health & Educational Building Corp. Revenue Bonds ( Bond Financing Program) Series C (AA/NR)
1,000,000	4.000	05/15/33	962,170
Rhode Island State Housing & Mortgage Finance Corp. Revenue Bonds (Home Funding) Series 4 (NR/Aa2)
435,000	3.500	04/01/22	444,113

			5,776,979

South Carolina – 1.2%
Fort Mill SC School Facilities Corp. Revenue Bonds (Installment Purchase Revenue) Series 2006 (NR/Aa3)
550,000	5.250	12/01/22	583,990
Greenville County SC Public Facilities Corp. Certificates of Participation (Refunding-University Center Project) (AMBAC) (AA+/Aa1)
700,000	5.000	04/01/16	733,327
Kershaw County SC Public School Foundation Installment Power Revenue Bonds (School District Project) (AGC) (AA-/A3)
1,000,000	5.000	12/01/22	1,057,870
Scago Educational Facilities Corp. for Beaufort School District SC Installment Revenue Bonds (AGM) (AA-/Aa2)
175,000	5.500	12/01/15	189,348
Scago Educational Facilities Corp. for Sumter County School District 17 SC Revenue Bonds (AGM) (AA-/A2)
255,000	5.500	12/01/15	274,508

			2,839,043

South Dakota – 0.4%
South Dakota State Health & Educational Facilities Authority Revenue Bonds (Avera Health Issue) Series A (AA-/A1)
1,000,000	5.000	07/01/25	1,080,140

Tennessee – 0.4%
Tennessee Housing Development Agency Revenue Bonds Homeownership Program Series 1C (Non-AMT) (GO of Agency) (AA+/Aa1)
935,000	3.500	07/01/27	923,144

Texas – 2.1%
Canyon TX Regional Water Authority Contract Revenue Bonds (Refunding-Mid Cities Project) (AMBAC) (A/NR)
220,000	5.000	08/01/22	237,787

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Texas – (continued)
Cash Special Utility District TX Revenue Bonds (Refunding & Improvement) (NATL-RE) (A/Baa1)
$ 500,000	5.250%	09/01/22	$ 506,325
Dallas County Utility & Reclamation District GO Bonds (Refunding) Series 2013 (NR/A3)
2,000,000	5.000	02/15/23	2,298,920
Dallas-Fort Worth International Airport Revenue Bonds (Refunding) Series G (A+/A2)
1,855,000	5.000	11/01/33	1,935,656
Houston County TX GO Bonds (Certificates of Obligation) (A/NR)
235,000	5.000	02/15/20	253,539
Lower Colorado River Authority Revenue Bonds (Prerefunded-Refunding) (NR/NR)(b)
5,000	5.625	05/15/19	6,128
Texas State Department of Housing & Community Affairs Single Family Mortgage Revenue Bonds (Refunding) Series G (AMT) (FHA/VA Mortgages) (AA+/Aa1)
40,000	4.600	09/01/19	40,511

			5,278,866

Vermont – 0.5%
Vermont Economic Development Authority Revenue Bonds (Central Vermont Public Service Corp.-Recovery Zone Facility) (NR/WR)
1,000,000	5.000	12/15/20	1,119,210

Virginia – 0.4%
Richmond VA Metropolitan Authority Expressway Revenue Bonds (Prerefunded-Refunding) (ETM) Series 1998 (A/Baa1)(b)
480,000	5.250	07/15/17	527,342
Richmond VA Metropolitan Authority Expressway Revenue Bonds (Unrefunded-Refunding) Series 1998 (A/Baa1)
365,000	5.250	07/15/17	389,521

			916,863

Washington – 3.0%
Puyallup WA Combined Utility Revenue Bonds Series A (AA/NR)
160,000	4.000	11/01/15	168,965
Skagit County Public Hospital District No. 1 GO Bonds (Refunding-Skagit Regional Health) (NR/A1)
2,000,000	5.000	12/01/23	2,270,580
Washington Higher Education Facilities Authority Revenue Bonds Seattle University Project Series 2011 (Refunding) (A/NR)
560,000	5.000	05/01/18	628,908
Washington State Health Care Facilities Authority Revenue Bonds (Catholic Health Initiatives) Series D (A+/A1)
500,000	6.000	10/01/23	567,960
Washington State Health Care Facilities Authority Revenue Bonds (Overlake Hospital Medical Center) (A-/A2)
1,750,000	5.250	07/01/25	1,914,867
Washington State Housing Finance Commission Revenue Bonds (Single Family Program) Series 1N (Non-AMT) (NR/Aaa)
925,000	3.500	12/01/23	944,185
860,000	3.700	06/01/24	877,673

			7,373,138

West Virginia – 0.4%
West Virginia State Hospital Finance Authority Revenue Bonds (Refunding & Improvement-Charleston) Series A (NR/A3)
1,000,000	5.500	09/01/28	1,018,640

Wisconsin – 1.5%
Milwaukee County WI Airport Revenue Bonds (Refunding) Series B (AMT) (NATL-RE) (NR/A2)
115,000	5.000	12/01/14	119,454
350,000	5.000	12/01/15	375,147

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Wisconsin – (continued)
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Aurora Health Care, Inc.) Series A (NR/A3)
$ 1,000,000	5.125%	04/15/31	$ 1,026,850
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Children’s Hospital of Wisconsin) (AA-/Aa3)
1,000,000	5.000	08/15/21	1,102,330
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Marshfield Clinic) Series B (A-/NR)
1,075,000	5.000	02/15/40	1,082,052

			3,705,833

Wyoming – 1.2%
Lincoln County Building Corp. Lease Revenue Bonds Series 2012 (A+/NR)
140,000	1.000	05/01/15	140,172
290,000	2.000	05/01/16	295,043
295,000	2.000	05/01/17	298,988
305,000	3.000	05/01/18	316,575
Wyoming Community Development Authority Homeownership Mortgage Revenue Bonds Series A (NR/Aa2)
540,000	1.625	12/01/14	542,376
450,000	2.250	12/01/16	458,158
Wyoming Community Development Authority Housing Revenue Bonds Series 8 (AMT) (AA+/Aa1)
165,000	4.250	06/01/14	165,865
280,000	4.250	12/01/14	283,749
385,000	4.300	12/01/15	399,565

			2,900,491

TOTAL MUNICIPAL BOND OBLIGATIONS			$ 223,668,722

Shares	Description		Value
Investment Company – 2.2%
	T. Rowe Price Tax-Free High Yield Fund (NR/NR)
493,274			$ 5,519,731

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(c) – 6.1%
Repurchase Agreement – 6.1%
State Street Bank & Trust Co.
$ 14,948,000	0.000%	02/03/14	$ 14,948,000
Maturity Value: $14,948,000

TOTAL INVESTMENTS – 99.3%			$ 244,136,453

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%			1,698,933

NET ASSETS – 100.0%			$ 245,835,386

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Prerefunded security. Maturity date disclosed is prerefunding date.

(c)	Repurchase agreement was entered into on January 31, 2014. This agreement was fully collateralized by $16,025,000 U.S. Treasury Note, 1.750%, due 05/15/22 with a market value of $15,248,348.

Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Investment Abbreviations:
AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
ETM	— Escrow to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Insured by Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
NATL-RE	— Insured by National Reinsurance Corp.
NR	— Not Rated
PSF-GTD	— Guaranteed by Permanent School Fund
VA	— Veterans Administration
WR	— Withdrawn Rating
XLCA	— Insured by XL Capital Assurance, Inc.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$242,399,633
Gross unrealized gain	9,275,995
Gross unrealized loss	(7,539,175)
Net unrealized security gain	$1,736,820

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 94.1%
Arizona – 0.8%
Arizona Healthcare & Education Facilities Authority Revenue Bonds (Kirksville College) (A-/NR)
$ 1,000,000	5.000%	01/01/25	$ 1,050,490
Pinal City Arizona Unified School District No. 1 Florence School Improvement Project of 2006 GO Bonds Series C (A/NR)
1,215,000	5.150	07/01/24	1,347,957

			2,398,447

California – 1.0%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NATL-RE) (FGIC) (AA-/Baa1)(a)
2,000,000	0.000	07/01/27	1,123,280
California State Public Works Board Lease Revenue Bonds (Judicial Council Projects) Series A (A-/A2)
750,000	5.000	03/01/38	776,528
Washington CA Unified School District GO Bonds Capital Appreciation Election of 2004 (Yolo County) Series A (NATL-RE) (FGIC) (A+/Baa1)(a)
2,400,000	0.000	08/01/29	1,093,512

			2,993,320

Colorado – 0.2%
Colorado Housing & Finance Authority Revenue Bonds (Single Family Mortgage) Class I Series A (FHA) (AAA/Aaa)
450,000	4.350	11/01/19	464,625

Florida – 0.4%
Gulf Breeze FL Revenue Bonds (Local Government Loan) Series J (A+/Aa3)
1,000,000	4.500	12/01/20	1,128,710

Idaho – 0.0%
Idaho Housing & Finance Association Revenue Bonds (Single Family Mortgage) Series B Class I (NR/Aa2)
70,000	5.250	07/01/29	73,106

Illinois – 1.9%
Chicago IL Board of Education GO Bonds (Refunding) Series A (AMBAC) (A+/A3)
2,000,000	5.500	12/01/25	2,226,380
Illinois Finance Authority Revenue Bonds (Poetry Foundation Project) (AA-/Aa3)
1,000,000	5.300	01/01/40	1,019,220
Illinois Finance Authority Revenue Bonds (Refunding-Swedish Covenant) Series A (BBB+/NR)
1,000,000	5.500	08/15/24	1,065,300
Will County IL Community Unit School District No. 201 Crete-Monee GO Bonds (Capital Appreciation) Series 2004 (NATL-RE) (FGIC) (A+/Baa1)(a)
1,500,000	0.000	11/01/19	1,285,290

			5,596,190

Indiana – 0.2%
Indiana Bond Bank Revenue Bonds (Special Program-Hendricks Regional Health) Series A (AA/NR)
500,000	5.500	02/01/29	557,765

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Iowa – 0.5%
Waterloo Community School District Infrastructure Sales & Services Tax Revenue Bonds (Refunding) Series A (A/NR)
$ 1,245,000	5.250%	01/01/30	$ 1,328,029

Kansas – 0.4%
Kansas State Development Finance Authority Health Facilities Revenue Bonds (Stormont-Vail Healthcare,Inc.) Series J (NR/A2)
1,000,000	4.750	11/15/33	1,016,810

Louisiana – 3.2%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Refunding-Independence Stadium Project) (A/NR)
1,525,000	5.000	03/01/21	1,615,829
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (BBB+/A3)
7,000,000	5.500	10/01/25	7,552,720

			9,168,549

Maryland – 1.0%
Maryland State Transportation Authority Passenger Facility Charge Revenue Bonds (AMT) Series B (A+/A2)
3,500,000	2.500	06/01/25	2,945,460

Missouri – 76.0%
Arnold MO Certificates of Participation (A+/NR)
200,000	3.000	11/01/17	209,674
230,000	3.000	11/01/18	239,814
210,000	3.000	11/01/19	215,987
225,000	3.625	11/01/22	228,175
470,000	3.700	11/01/23	476,105
225,000	3.800	11/01/24	227,817
480,000	3.875	11/01/25	484,848
250,000	4.000	11/01/26	251,923
Belton MO Certificates of Participation (A/NR)
500,000	5.125	03/01/25	520,165
500,000	5.250	03/01/29	516,800
Belton MO School District No. 124 Direct Deposit Program GO Bonds (Refunding) Series A (AA+/Aa1)
150,000	4.000	03/01/17	150,423
Belton MO School District No. 124 Direct Deposit Program GO Bonds (Refunding) Series B (AA+/Aa1)
150,000	4.000	03/01/21	161,066
Bi-State Development Agency MO Metro District Revenue Bonds (Refunding-Combined Lien) Series A (AA+/Aa3)
2,000,000	5.000	10/01/33	2,154,100
Bi-State Development Agency MO Metro District Revenue Bonds (Refunding-St. Clair County Metrolink Project) (AGM) (AA-/A2)
2,000,000	5.250	07/01/20	2,300,640
Boone County MO Hospital Revenue Bonds (NR/A3)
2,350,000	5.750	08/01/28	2,617,430
Boone County MO Hospital Revenue Bonds Series 2012 (NR/A3)
400,000	4.000	08/01/18	432,036
650,000	4.000	08/01/19	702,487
Branson MO Reorganized School District No. R-4 GO Bonds (AGM) (AA-/A2)
1,000,000	5.000	03/01/18	1,036,970
1,250,000	5.000	03/01/19	1,291,050
Branson MO Reorganized School District No. R-4 GO Bonds Series 2012 (A+/NR)
2,000,000	4.000	03/01/27	2,031,720
Camdenton MO Reorganized School District No. RIII GO Bonds (Refunding & Improvement) (AGM) (AA-/A2)
1,000,000	5.250	03/01/21	1,032,340

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Campbell MO Reorganized School District No. 2 Direct Deposit Program GO Bonds (Refunding) (AA+/NR)
$ 215,000	1.900%	03/01/14	$ 215,196
220,000	2.250	03/01/15	220,251
Cape Girardeau County MO Industrial Development Authority Revenue Bonds (St. Francis Medical Center) Series A (A+/NR)
750,000	5.000	06/01/26	814,777
Cass County MO Reorganized School District No. R-2 Raymore-Peculiar Direct Deposit Program GO Bonds (AA+/NR)
1,000,000	5.000	03/01/18	1,088,090
Chesterfield MO Certificates of Participation (AMBAC) (NR/Aa1)
600,000	5.000	02/15/22	698,526
Clay County MO Public School District No. 53 Liberty School Building Direct Deposit Program GO Bonds (AA+/NR)
1,280,000	5.000	03/01/25	1,417,792
Clayton MO Special Obligation Revenue Bonds (Build America Bonds) Series B (AA+/NR)
810,000	5.200	12/01/23	872,856
Cole County MO Certificates of Participation (Jail Project) (NR/Aa3)
660,000	4.300	12/01/19	688,948
1,000,000	4.500	12/01/20	1,041,380
400,000	4.500	12/01/22	414,732
Cottleville MO Certificates of Participation (Refunding) (NR/A2)
1,000,000	3.750	08/01/32	882,780
Gladstone MO Certificates of Participation Series A (XLCA) (NR/A1)
475,000	5.000	06/01/23	509,404
Grain Valley MO Certificates of Participation (Refunding) (NR/NR)
200,000	5.000	09/01/20	209,422
Greene County MO Certificates of Participation (Refunding-Law Enforcement) (NR/A3)
425,000	2.500	07/01/15	432,136
Greene County MO GO Bonds Limited-Jamestown NID Project Series B (NR/A3)
4,280,000	5.000	04/01/32	4,351,390
Greene County MO Special Obligation Revenue Bonds (Refunding) (NR/A3)
280,000	2.500	03/01/15	283,654
Greenwood MO GO Build America Bonds Taxable Series B (A-/NR)
500,000	5.625	03/01/25	516,435
Higginsville MO Sewage Systems Revenue Bonds (Build America Bonds-Taxable Direct Payment to Issuer) (A-/NR)
500,000	5.924	10/01/30	509,130
I-470 & 350 Transportation Development District MO Sales Tax Revenue Bonds (Refunding & Improvement) (Radian) (NR/WR)
335,000	4.600	06/01/29	335,747
Jackson County MO Consolidated School District Direct Deposit Program GO Bonds (AA+/NR)
2,365,000	5.000	03/01/25	2,543,108
Jackson County MO Consolidated School District No. 2 Direct Deposit Program GO Bonds (NATL-RE) (AA+/Baa1)
1,250,000	5.000	03/01/22	1,336,800
Jackson County MO Public Building Corp. Leasehold Revenue Bonds (Capital Improvements Project) Series B (NR/Aa3)
530,000	4.500	12/01/19	568,891
555,000	4.500	12/01/20	590,359
Jackson County MO Public Building Corp. Leasehold Revenue Bonds Series A (NATL-RE) (NR/Aa3)
500,000	5.000	12/01/20	544,980
Jackson County MO School District No. C-1 Hickman School Building Direct Deposit Program GO Bonds (AA+/NR)
500,000	5.000	03/01/24	541,445

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Jackson County MO Special Obligation Revenue Bonds (Harry S. Truman Sports Complex) (AMBAC) (A/Aa3)
$ 1,360,000	5.000%	12/01/22	$ 1,478,415
Jackson County MO Special Obligation Revenue Bonds (Truman Medical Center Projects) (NR/Aa3)
890,000	4.000	12/01/17	978,608
595,000	4.250	12/01/23	639,351
Jackson County MO Special Obligation Revenue Bonds (Truman Medical Control Project) Series B (NR/Aa3)
900,000	3.500	12/01/18	945,648
920,000	3.850	12/01/20	958,079
500,000	4.350	12/01/23	524,300
820,000	4.500	12/01/24	867,593
Jefferson County MO Consolidated Public Water Supply District No. C-1 Waterworks Revenue Bonds (Refunding) (A+/NR)
290,000	4.000	12/01/20	307,713
435,000	4.000	12/01/21	458,794
425,000	4.000	12/01/22	444,138
Jefferson County MO Library District Lease Certificates of Participation (Refunding) Series A (A+/NR)
455,000	5.000	03/01/29	460,574
Jefferson County MO Library District Lease Certificates of Participation (Refunding) Series B (A+/NR)
1,270,000	5.000	03/01/29	1,285,557
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health System Project) (BBB+/NR)
555,000	5.500	02/15/14	555,666
2,570,000	5.500	02/15/29	2,650,107
1,000,000	5.500	02/15/31	1,056,580
1,500,000	5.750	02/15/35	1,539,690
Kansas City MO GO Bonds (Refunding & Improvement) Series A (AA/Aa2)
5,425,000	4.500	02/01/24	6,072,853
Kansas City MO Industrial Development Authority Revenue Bonds (AMBAC) (AA-/A1)
6,905,000	4.500	12/01/26	7,157,240
Kansas City MO Industrial Development Authority Revenue Bonds (Refunding & Dowtown Redevelopment District) Series A (AA-/A1)
2,130,000	5.500	09/01/29	2,322,360
Kansas City MO Metropolitan Community Leasehold Jr. College Revenue Bonds (Refunding & Improvement) (NATL-RE) (FGIC) (NR/Aa2)
1,075,000	5.000	07/01/17	1,178,565
Kansas City MO Special Obligation (Prerefunded-Refunding Kansas City MO Project) Series B (ETM) (NR/NR)(b)
55,000	3.000	01/01/15	56,382
Kansas City MO Special Obligation Revenue Bonds (Arena Project) (Refunding & Improvement) Series C (AA-/A1)
1,000,000	5.500	04/01/19	1,144,890
1,575,000	5.500	04/01/23	1,787,656
Kansas City MO Special Obligation Revenue Bonds (Arena Project) (Refunding & Improvement) Series D (AA-/A1)
210,000	6.431	04/01/18	210,594
Kansas City MO Special Obligation Revenue Bonds (Capital Appreciation) Series E (AA-/A1)(a)
4,465,000	0.000	02/01/18	4,046,897
Kansas City MO Special Obligation Tax Allocation (East Village Project) Series A (AA-/A1)
500,000	5.000	04/15/31	518,550
Kirkwood MO Certificates of Participation (Build America Bonds-Taxable Direct Payment) (NR/Aa2)
500,000	6.050	09/01/30	518,355
Kirkwood School District Educational Facilities Authority Leasehold Revenue Bonds (Refunding) (NR/Aa2)
1,860,000	5.000	02/15/20	2,167,328

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Kirkwood School District Educational Facilities Authority Leasehold Revenue Bonds (Refunding) (NR/Aa2)
$ 1,700,000	5.000%	02/15/21	$ 1,990,258
Ladue MO School District GO Bonds (Refunding & Improvement) (AAA/NR)
500,000	5.000	03/01/20	556,175
545,000	5.000	03/01/22	601,364
500,000	5.000	03/01/23	551,710
Metropolitan St. Louis MO Sewer District Wastewater System Revenue Bonds Series B (AAA/Aa1)
1,560,000	5.000	05/01/19	1,852,250
Missouri Development Finance Board Cultural Facilities Revenue Bonds (Nelson Gallery Foundation) Series A (AA-/NR)
1,000,000	5.000	12/01/20	1,170,920
Missouri School Board Association Lease Certificates of Participation for Liberty Public School District No. 53 (AGM) (AA-/A2)
830,000	5.250	03/01/21	896,309
700,000	5.250	03/01/22	751,415
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series A (AA+/Aa1)
1,825,000	3.000	10/01/26	1,777,915
Missouri State Development Finance Board Cultural Facilities Revenue Bonds (Nilson Gallery Foundation) Series A (AA-/NR)
1,000,000	4.000	12/01/17	1,109,430
Missouri State Development Finance Board Revenue Bonds (Louis Convention Center) Series C (AA-/NR)(c)
4,940,000	0.050	12/01/20	4,940,000
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (State Revolving Funds Program) Series A (NR/Aaa)
400,000	5.500	01/01/23	451,912
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (State Revolving Funds Program) Series B (NR/Aaa)
1,115,000	5.000	07/01/17	1,234,818
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Unrefunded Balance-State Revolving Funds Program) Series B (GO of Authority) (NR/Aaa)
380,000	5.125	01/01/18	381,174
5,000	5.000	01/01/22	5,014
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (A.T. Still University of Health Sciences) Series 2011 (A-/NR)
510,000	3.000	10/01/17	533,394
525,000	4.000	10/01/18	569,494
545,000	4.000	10/01/19	586,954
400,000	3.500	10/01/21	407,808
1,850,000	5.250	10/01/41	1,915,878
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Kansas City University of Medicine And Biosciences) Series A (NR/A1)
1,440,000	4.500	06/01/28	1,479,686
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Ranken Technical College) Series A (A-/A3)
1,000,000	5.125	11/01/31	1,015,060
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (University of Central Missouri) Series C (A/NR)
2,400,000	5.000	10/01/26	2,665,680
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Heartland Refunding Medical Center) (NR/A1)
2,000,000	5.000	02/15/37	2,072,180

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (St. Lukes Episcopal) Series 2011 (A/NR)
$ 2,270,000	5.000%	12/01/25	$ 2,399,186
Missouri State Health & Educational Facilities Authority Revenue Bonds (BJC Health System) Series A (AA/Aa2)
1,225,000	5.000	05/15/18	1,286,238
Missouri State Health & Educational Facilities Authority Revenue Bonds (Children’s Mercy Hospital) (A+/NR)
1,000,000	5.000	05/15/23	1,056,840
Missouri State Health & Educational Facilities Authority Revenue Bonds (Cox Health System) (NR/A2)
2,350,000	5.125	11/15/23	2,567,351
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding & Improvement-Webster University Project) Series 2011 (NR/A2)
2,000,000	5.000	04/01/22	2,294,620
2,000,000	5.000	04/01/25	2,217,740
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-Lake Regional Health System) (BBB+/NR)
2,000,000	5.000	02/15/19	2,217,880
Missouri State Health & Educational Facilities Authority Revenue Bonds (SSM Health Care) Series B (AA-/NR)
1,000,000	4.500	06/01/25	1,051,020
Missouri State Health & Educational Facilities Authority Revenue Bonds (St. Lukes Health System) Series A (AGM) (AA-/A1)
1,000,000	5.000	11/15/19	1,140,620
Missouri State Health & Educational Facilities Authority Revenue Bonds (Washington University) Series A (AAA/Aaa)
1,545,000	5.000	02/15/20	1,616,178
Missouri State Highways & Transit Commission Road Revenue Bonds (Second Lien) (AAA/Aa1)
1,165,000	5.250	05/01/18	1,332,434
Missouri State Housing Development Commission Multi Family Housing Revenue Bonds (Courthouse Apartments LLC) Series 2009-1 (FHA) (AA/NR)
610,000	5.250	07/01/42	629,032
Missouri State Housing Development Commission Multi Family Housing Revenue Bonds (Samantha Heights Apartments Project) Series 2 (FHA) (AA/NR)
500,000	4.375	07/01/30	502,795
3,420,000	4.750	07/01/42	3,443,872
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Special Homeownership Loan Program Market Bonds) Series E-1 (FHLMC) (AA+/NR)
645,000	3.950	05/01/21	656,249
755,000	3.950	11/01/21	768,167
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Special Homeownership Loan Program) (Non-AMT) Series E-4 (GNMA/FNMA/FHLMC) (AA+/NR)
335,000	1.000	05/01/14	335,302
240,000	1.500	05/01/15	241,296
305,000	3.600	11/01/23	311,826
465,000	3.750	05/01/24	474,151
380,000	3.800	05/01/25	387,779
Monarch-Chesterfield MO Levee District Special Tax (A-/NR)
3,425,000	4.000	03/01/19	3,638,617
Monarch-Chesterfield MO Levee District Special Tax (NATL-RE) (A/Baa1)
225,000	5.450	03/01/14	225,720
North Kansas City MO Levee District (Improvement) Series 2011 (A-/NR)
275,000	3.000	04/01/18	282,142
280,000	3.000	04/01/19	283,203
265,000	3.250	04/01/20	266,874
275,000	4.000	04/01/21	283,784
315,000	4.000	04/01/22	321,464
385,000	4.500	04/01/27	390,463
405,000	4.500	04/01/28	409,435

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
North Kansas City MO Levee District (Improvement) Series 2011 (A-/NR) – (continued)
$ 425,000	4.625%	04/01/29	$ 430,521
445,000	4.750	04/01/30	451,679
North Kansas City MO School District No. 74 Direct Deposit Program GO Bonds (AA+/Aa1)
3,000,000	5.500	03/01/28	3,329,520
Northwest Missouri State University Revenue Bonds (Housing System) (NR/A3)
1,535,000	2.000	06/01/19	1,495,228
2,750,000	4.000	06/01/26	2,816,440
2,925,000	4.000	06/01/27	2,970,454
1,000,000	4.000	06/01/28	1,011,970
O’Fallon MO Certificates of Participation (NATL-RE) (NR/Aa3)
1,000,000	5.250	11/01/18	1,161,940
2,000,000	5.250	11/01/19	2,342,420
O’Fallon MO Special Obligation Revenue Bonds Series 2012 (AA-/NR)
1,135,000	4.000	11/01/22	1,184,883
OTC Public Building Corp. MO Leasehold Revenue Bonds(Refunding-Ozarks Technical Community College) (AGM)(AA-/NR)
1,500,000	5.000	03/01/19	1,739,565
Ozark MO Reorganized School District No. R-6 GO Bonds (Direct Deposit Program) (AGM) (AA+/A2)
440,000	5.000	03/01/22	471,786
Platte County MO Industrial Development Authority Transportation Revenue Bonds (Refunding & Improvement-Zona Rosa Retail Project) (AA-/NR)
435,000	5.000	12/01/18	482,271
850,000	5.000	12/01/20	923,737
Republic MO Special Obligation Revenue Bonds (A/NR)
175,000	2.500	05/01/15	179,009
150,000	2.650	05/01/16	153,549
330,000	2.500	08/01/16	336,570
125,000	3.000	05/01/17	129,458
345,000	3.000	08/01/17	357,634
150,000	3.150	05/01/18	155,426
360,000	3.000	08/01/18	369,760
150,000	3.300	05/01/19	154,611
250,000	3.500	05/01/20	255,333
300,000	3.750	05/01/21	306,243
325,000	3.875	05/01/22	330,005
Richmond MO Certificates of Participation (Refunding) (A+/NR)
1,105,000	4.250	07/01/43	916,719
Ritenour MO School District Direct Deposit Program GO Bonds (AA+/NR)
1,740,000	4.500	03/01/17	1,870,552
Riverside MO Tax Increment Revenue Tax Allocation (L-385 Levee Project) (A/NR)
1,000,000	5.250	05/01/20	1,017,810
Riverside-Quindaro MO Bend Levee District Project Revenue Bonds Series L(Radian)(BBB/NR)
450,000	5.500	03/01/14	450,887
500,000	5.500	03/01/15	510,895
Rolla MO Certificates of Participation Series B (A/NR)
225,000	3.150	07/01/27	201,634
410,000	3.450	07/01/32	352,588
Saint Charles MO GO Bonds (Neighborhood Improvement District -Phase Two) Series B (NR/Aa2)
1,035,000	3.000	03/01/27	944,893
Saint Charles MO GO Bonds (Neighborhood Improvement District-Phase Two) Series B (NR/Aa2)
645,000	3.000	03/01/23	648,012
Saint Louis MO Special Administative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series 2012 (AA+/NR)
3,000,000	4.000	04/01/23	3,231,270

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Saint Louis MO Special Administative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series A (AA+/NR)
$ 1,300,000	4.000%	04/01/23	$ 1,394,367
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series B (AA+/NR)
2,675,000	4.000	04/01/24	2,826,592
Springfield MO Public Building Corp. Leasehold Revenue Bonds (Taxable Improvement-Branson National Airport) (NR/Aa2)
540,000	6.750	03/01/28	574,895
575,000	6.850	03/01/29	611,794
Springfield MO Public Building Corp. Revenue Bonds (AMT-Springfield Branson Airport) Series B (AMBAC) (NR/Aa2)
400,000	5.000	07/01/16	436,332
Springfield MO Public Utility Revenue Certificates of Participation (Lease Purchase for Various Projects) Series A (NATL-RE) (AA/Aa3)
1,000,000	5.000	12/01/18	1,063,410
Springfield MO Special Obligation Revenue Bonds (College Station Garage Project) Series A (NR/Aa3)
190,000	4.500	11/01/18	211,820
530,000	4.500	11/01/19	586,980
610,000	4.500	11/01/20	671,140
645,000	4.750	11/01/21	712,744
685,000	4.750	11/01/22	756,165
Springfield MO Special Obligation Revenue Bonds (Heers Garage Project) Series B (NR/Aa3)
385,000	4.750	11/01/21	425,437
405,000	4.750	11/01/22	447,075
Springfield MO Special Obligation Revenue Bonds (Sewer Systems Improvement Project) Series 2012 (NR/Aa2)
1,275,000	5.000	04/01/22	1,455,247
1,340,000	5.000	04/01/23	1,506,763
St. Charles County MO Public Water Supply District No. 2 Certificates of Participation (AA/NR)
2,115,000	4.000	12/01/20	2,190,654
100,000	5.200	12/01/31	106,103
St. Charles County MO Water Supply District No. 2 Certificates of Participation (AA/NR)
650,000	5.375	12/01/36	687,843
St. Charles MO Certificates of Participation Build America Bonds Series B (NR/Aa3)
1,250,000	5.650	02/01/30	1,279,250
St. Charles MO Certificates of Participation Series 2012 (NR/A1)
1,000,000	3.000	05/01/22	991,310
St. Charles MO Community College Educational Facilities Authority Leasehold Revenue Bonds (NR/Aa2)
100,000	5.250	06/01/19	101,378
735,000	5.200	06/01/24	745,040
St. Louis County MO Industrial Development Authority Health Facilities Revenue Bonds(Refunding-Ranken Jordan Project)(NR/NR)
490,000	5.000	11/15/15	499,481
515,000	5.000	11/15/16	528,107
St. Louis County MO Library District Certificates of Participation (AA/Aa2)
1,855,000	4.000	04/01/25	1,973,423
1,930,000	4.000	04/01/26	2,017,294
2,010,000	4.000	04/01/27	2,068,993
St. Louis County MO Parkway School District No. C-2 GO Bonds (Refunding & Improvement) (AAA/NR)
400,000	3.250	03/01/19	433,452
St. Louis MO Airport Revenue Bonds (Refunding-Lambert International Airport) Series 2012 (AMT) (A-/A3)
1,280,000	5.000	07/01/23	1,378,138

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
St. Louis MO Airport Revenue Bonds (Refunding-Lambert International Airport) Series B (AMT) (AGM) (AA-/A2)
$ 2,000,000	5.000%	07/01/24	$ 2,097,420
St. Louis MO Junior College District Building Corp. Leasehold Revenue Bonds (AA/NR)
100,000	4.000	04/01/16	105,983
St. Louis MO Parking Revenue Bonds (Taxable) Series B (NATL-RE) (A/Baa1)
100,000	5.140	12/15/14	102,344
St. Louis MO Special Administrative Board Transitional School District GO Bonds (Direct Deposit Program) (AA+/NR)
4,250,000	5.000	04/01/21	4,792,087
St. Peters MO Certificates of Participation (Refunding) Series 2013 (NR/A1)
695,000	3.250	05/01/21	721,250
Taney County MO Certificates of Participation (NATL-RE) (NR/A1)
1,095,000	4.500	04/01/17	1,149,838
Truman State University MO Housing System Revenue Bonds (Refunding) (NR/A1)
765,000	4.000	06/01/21	824,265
Valley Park MO School District Educational Facilities Authority Leasehold Revenue Bonds (Refunding) (AA-/NR)
300,000	2.750	03/01/17	309,936
345,000	3.000	03/01/18	359,939
360,000	3.000	03/01/19	369,738
385,000	3.150	03/01/21	389,701
700,000	3.300	03/01/23	704,508
Wentzville R-IV School District MO Lease Certificates of Participation Series 2012 (NR/Aa3)
340,000	3.000	04/01/17	358,999
560,000	3.000	04/01/18	593,477
1,270,000	3.250	04/01/21	1,283,208
Willard MO Certificates of Participation (Parks & Recreation Project) Series B (A/NR)
625,000	6.625	06/01/28	696,100

			221,016,650

New Hampshire – 1.0%
New Hampshire Health & Education Facilities Authority Revenue Bonds (Concord Hospital) Series A (NR/A2)
1,340,000	4.000	10/01/22	1,392,662
1,750,000	4.000	10/01/33	1,577,923

			2,970,585

Pennsylvania – 0.7%
Delaware County Authority University Revenue Bonds for Neumann University (BBB/NR)
1,000,000	5.000	10/01/25	1,022,650
St. Mary’s PA Area Water Authority Revenue Bonds (A-/NR)
1,000,000	4.750	02/01/25	1,074,270

			2,096,920

Puerto Rico – 5.7%
Puerto Rico Commonwealth GO Bonds (Refunding-Public Improvement) Series A (AMBAC) (BBB-/Baa3)
2,300,000	5.500	07/01/19	2,022,896
Puerto Rico Commonwealth GO Bonds (Refunding-Public Improvement) Series A (FGIC) (BBB-/Baa3)
1,500,000	5.500	07/01/22	1,076,340
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) (NATL-RE) (A/Baa1)
555,000	5.000	07/01/22	507,420

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Puerto Rico – (continued)
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) Series VV (NATL-RE) (A/Baa1)
$ 500,000	5.250%	07/01/29	$ 436,180
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) Series ZZ (BBB/Baa3)
4,250,000	5.250	07/01/19	3,194,597
775,000	5.000	07/01/20	550,312
Puerto Rico Electric Power Authority Revenue Bonds Series AAA (BBB/Baa3)
1,855,000	5.250	07/01/23	1,283,178
Puerto Rico Electric Power Authority Revenue Bonds Series NN (BBB/Baa3)
1,450,000	5.500	07/01/20	1,058,616
Puerto Rico Electric Power Authority Revenue Bonds Series NN (NATL-RE) (A/Baa1)
2,310,000	5.250	07/01/19	2,172,971
Puerto Rico Electric Power Authority Revenue Bonds Series WW (BBB/Baa3)
2,150,000	5.500	07/01/19	1,635,096
2,000,000	5.000	07/01/28	1,261,520
Puerto Rico Electric Power Authority Revenue Bonds Series XX (BBB/Baa3)
2,200,000	5.250	07/01/27	1,404,106

			16,603,232

Texas – 1.1%
Dallas County Utility & Reclamation District GO Bonds (Refunding) Series 2013 (NR/A3)
2,865,000	5.000	02/15/23	3,293,203

TOTAL MUNICIPAL BOND OBLIGATIONS			$ 273,651,601

Shares	Description		Value
Investment Company – 2.4%
	T. Rowe Price Tax-Free High Yield Fund (NR/NR)
627,803			$ 7,025,112

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(d) – 2.5%
Repurchase Agreement – 2.5%
State Street Bank & Trust Co.
$ 7,118,000	0.000%	02/03/14	$ 7,118,000
Maturity Value: $7,118,000

TOTAL INVESTMENTS – 99.0%			$287,794,713

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%			3,026,071

NET ASSETS – 100.0%			$ 290,820,784

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Prerefunded security. Maturity date disclosed is prerefunding date.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at January 31, 2014.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

(d)	Repurchase agreement was entered into on January 31, 2014. This agreement was fully collateralized by $7,635,000 U.S. Treasury Note, 1.750%, due 05/15/22 with a market value of $7,264,970.

Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
ETM	— Escrow to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Insured by Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
NATL-RE	— Insured by National Reinsurance Corp.
NR	— Not Rated
Radian	— Insured by Radian Asset Assurance
WR	— Withdrawn Rating
XLCA	— Insured by XL Capital Assurance, Inc.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$287,744,301
Gross unrealized gain	9,558,422
Gross unrealized loss	(9,508,010)
Net unrealized security gain	$50,412

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

January 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 92.9%
Arizona – 0.5%
Arizona Healthcare & Education Facilities Authority Revenue Bonds (Kirksville College) (A-/NR)
$ 450,000	5.000%	01/01/25	$ 472,721

California(a) – 1.8%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NATL-RE) (FGIC) (AA-/Baa1)
670,000	0.000	07/01/27	376,299
San Marcos Unified School District GO Bonds (Capital Appreciation) (AA-/Aa2)
2,275,000	0.000	08/01/24	1,512,511

			1,888,810

Illinois – 1.3%
Illinois Finance Authority Revenue Bonds (Poetry Foundation Project) (AA-/Aa3)
900,000	5.300	01/01/40	917,298
Will County IL Community Unit School District No. 201 Crete-Monee GO Bonds (Capital Appreciation) Series 2004 (NATL-RE) (FGIC) (A+/Baa1)(a)
500,000	0.000	11/01/19	428,430

			1,345,728

Indiana – 1.0%
Indiana State Finance Authority Revenue Bonds (Educational Facilities for Indiana Historical Society, Inc.) (NR/A3)
1,000,000	5.000	07/01/35	1,011,420

Kansas – 76.6%
Allen County KS Public Building Community Revenue Bonds (Allen County Hospital Project) Series 2012 (A/NR)
1,090,000	5.000	12/01/27	1,165,275
1,140,000	5.000	12/01/28	1,209,175
1,195,000	5.000	12/01/29	1,260,295
1,000,000	5.150	12/01/36	1,031,400
Burlington KS Pollution Control Revenue Bonds (Refunding Gas & Electric) (NATL-RE) (A-/A3)
190,000	4.850	06/01/31	196,437
Butler County KS Unified School District No. 490 GO Bonds (Refunding-School Building) Series A (AA-/NR)
500,000	5.000	09/01/18	583,795
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding) (AMBAC) (NR/WR)
1,000,000	5.250	09/01/24	1,131,770
City of Abilene KS Public Building Commission Revenue Bonds Series 2011 (A+/NR)
1,095,000	4.150	12/01/27	1,105,107
City of Manhattan KS Hospital Revenue Bonds (Refunding-Mercy Regional Hospital Center, Inc.) Series 2013 (A/NR)
1,000,000	4.000	11/15/16	1,072,280
2,000,000	5.000	11/15/29	2,105,820
City of McPherson KS Water System Revenue Bonds Series 2012 (Refunding) (A+/NR)
235,000	3.000	10/01/17	247,406
500,000	3.000	10/01/18	524,385
655,000	4.000	10/01/19	718,090
Coffeyville Public Building Commission Health Care Facilities Revenue Bonds Regional Medical Center (Refunding) Series 2012 (A+/NR)
1,115,000	3.000	08/01/18	1,149,342

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
County of Shawnee KS Certificate of Participation First Responders Communications Projects Series 2012 (NR/Aa3)
$ 1,145,000	4.000%	09/01/26	$ 1,154,194
Cowley County KS Unified School District No. 470 Arkansas City GO Bonds (Refunding) (A/NR)
235,000	4.000	09/01/18	257,247
Dodge City KS Revenue Bonds (Refunding & Improvement) Series B (A+/NR)
1,815,000	4.000	09/01/20	1,997,535
Johnson County KS Park & Recreation District Certificates of Participation Series A (NR/Aa2)
1,000,000	4.000	09/01/23	1,067,280
Johnson County KS Public Building Commission Lease Purchase Revenue Bonds (Refunding) Series C (AAA/Aaa)
750,000	4.000	09/01/18	840,308
500,000	4.000	09/01/20	558,355
Johnson County KS Unified School District No. 229 GO Bonds Series A (AA+/Aaa)
945,000	4.000	10/01/23	1,013,106
Johnson County KS Unified School District No. 231 GO Bonds (Improvement) Series 2013-A (A+/NR)
3,145,000	5.000	10/01/22	3,642,036
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (FGIC) (A+/Baa1)
500,000	6.000	10/01/16	568,175
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series B (AMBAC) (A+/NR)
925,000	5.000	10/01/22	992,414
975,000	5.000	10/01/23	1,043,972
Johnson County KS Unified School District No. 231 GO Bonds (Refunding) (A+/NR)
1,000,000	5.000	10/01/24	1,122,250
1,185,000	5.000	10/01/25	1,320,445
Junction City KS GO Bonds (Refunding Water & Sewer System) Series B (A/NR)
825,000	5.500	09/01/36	882,874
Junction City KS GO Bonds (Refunding) Series A (A/NR)
600,000	5.000	09/01/33	626,094
600,000	5.000	09/01/34	623,346
Kansas Development Finance Authority Hospital Revenue Bonds (Refunding-Adventist Health Sunbelt Obligation Group) Series A (AA-/Aa3)
1,500,000	4.000	11/15/37	1,341,990
Kansas Development Finance Authority Revenue Bonds (Wichita University Project) Series A (NR/Aa3)
525,000	3.000	06/01/23	516,164
Kansas Development Finance Authority Revenue Bonds (Wichita University Union Corporation Student Housing Project) Series F-1 (NR/Aa3)
1,000,000	5.000	06/01/24	1,121,480
Kansas State Development Finance Authority Health Facilities Revenue Bonds (Hays Medical Center, Inc.) Series L (NR/A2)
1,750,000	5.000	11/15/20	1,846,547
Kansas State Development Finance Authority Health Facilities Revenue Bonds (Hays Medical Center, Inc.) Series Q (NR/A2)
750,000	5.000	05/15/35	767,745
Kansas State Development Finance Authority Health Facilities Revenue Bonds (Stormont-Vail Healthcare) Series J (NR/A2)
1,500,000	5.000	11/15/38	1,523,325
Kansas State Development Finance Authority Hospital Revenue Bonds (Adventist Health) (AA-/Aa3)
1,000,000	5.500	11/15/23	1,113,700
Kansas State Development Finance Authority Hospital Revenue Bonds (Adventist Health) Series D (AA-/Aa3)
800,000	5.000	11/15/24	873,152

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Kansas State Development Finance Authority Revenue Bonds (Athletic Facilities) Series A-1 (A-/A1)
$ 500,000	4.875%		07/01/27	$ 511,535
1,425,000	5.250		07/01/31	1,463,104
Kansas State Development Finance Authority Revenue Bonds (Athletic Facilities) Series C (A/Aa3)
1,375,000	4.750		06/01/25	1,428,281
Kansas State Development Finance Authority Revenue Bonds (Board of Regents University Housing) Series A (NATL-RE) (A/Aa3)
1,150,000	5.000		04/01/24	1,198,484
Kansas State Development Finance Authority Revenue Bonds (Department of Commerce) Series K (AA/A3)
2,000,000	3.500		06/01/23	1,999,940
Kansas State Development Finance Authority Revenue Bonds (Health Facilities) Series F (NR/A2)
1,000,000	5.000		11/15/26	1,043,210
Kansas State Development Finance Authority Revenue Bonds (Kansas Project) Series M-1 (AA/Aa2)
500,000	5.000		11/01/16	559,235
2,000,000	5.000		11/01/27	2,181,800
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series K (NATL-RE) (AA/Aa2)
1,000,000	5.250		11/01/22	1,131,540
Kansas State Development Finance Authority Revenue Bonds (Sisters of Charity of Leavenworth) Series A (AA-/Aa3)
1,750,000	5.250		01/01/25	1,920,870
Kansas State Development Finance Authority Revenue Bonds (Transportation Revolving Fund Trust) (AA+/Aa1)
1,105,000	5.000		10/01/21	1,166,869
Kansas State Development Finance Authority Revenue Bonds (University of Kansas Athletic Facilities Refunding) Series K (A/Aa3)
1,015,000	5.000		06/01/17	1,027,515
Kansas State Development Finance Authority Revenue Bonds (Water Pollution Control Revolving Fund II) (AAA/Aaa)
280,000	5.500		05/01/17	323,352
Leavenworth County KS Unified School District No. 453 GO Bonds (Refunding & Improvement) Series A (AGM) (NR/Aa3)
1,455,000	5.250		03/01/23	1,637,704
Leavenworth County KS Unified School District No. 458 GO Bonds (Refunding & Improvement) Series A (NR/Aa3)
1,100,000	5.250		09/01/19	1,332,815
315,000	5.250	(b)	09/01/19	381,670
Leavenworth County KS Unified School District No. 464 Tonganoxie GO Bonds (Improvement) Series A (NATL-RE) (A/Baa1)
150,000	5.000		09/01/20	156,146
Lyons KS Public Building Commission Revenue Bonds (A+/NR)
315,000	5.000		10/01/23	340,465
Miami County Unified School District No. 416 Louisburg, KS GO Bonds (Refunding & Improvement) (NATL-RE) (A/Baa1)
1,650,000	5.000		09/01/17	1,799,094
Olathe KS Health Facilities Revenue Bonds (Medical Center Project) Series 2008 (A+/NR)
1,195,000	5.125		09/01/21	1,280,383
Pratt County KS Public Building Commission Revenue Bonds (A+/NR)
300,000	5.000		12/01/19	343,542
400,000	5.000		12/01/20	454,820
Reno County KS Unified School District No. 308 Hutchinson GO Bonds Series A (NATL-RE) (NR/Aa3)
500,000	4.500		09/01/22	522,970

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Reno County KS Unified School District No. 313 GO Bonds Series A (NR/A2)
$ 1,930,000	4.000%	09/01/26	$ 1,948,103
Sedgwick County KS Public Building Commission Revenue Bonds (Technical Education Complex Project) Series 2008-1 (NR/Aaa)
1,000,000	5.250	08/01/26	1,114,280
Sedgwick County Unified School District No. 261 (Refunding & School Improvement) (AGM) (AA-/NR)
1,500,000	5.000	11/01/32	1,547,835
Sedwick & Shawnee County KS Single Family Mortgage Revenue Bonds (Mortgage Backed Securities Program) AMT Series B-3 (FHLMC/FNMA/GNMA) (NR/Aa1)
465,000	5.250	12/01/38	491,296
Shawnee County KS Certificates of Participation Health Agency Parks & Recreation Projects (NR/A1)
200,000	3.750	09/01/18	210,116
Topeka KS GO Bonds (Refunding) Series B (NR/Aa3)
1,360,000	2.500	08/15/19	1,374,688
Topeka KS Public Building Commission Revenue Bonds (Refunding 10th & Jackson Project) Series A (NATL-RE) (AA/Baa1)
35,000	5.000	06/01/16	38,494
1,000,000	5.000	06/01/23	1,121,070
Topeka KS Public Building Commission Revenue Bonds (Refunding Department of Social and Rehabilitation Project) Series B (NATL-RE) (AA/Baa1)
300,000	5.000	06/01/23	334,218
475,000	5.000	06/01/24	525,668
Wyandotte County Kansas City KS Unified Government Utility System Revenue Bonds Series A (BHAC) (AA+/Aa1)
1,000,000	5.000	09/01/24	1,100,850
Wyandotte County KS School District No. 500 GO Bonds (Refunding) (AA-/Aa2)
1,405,000	4.000	09/01/20	1,586,470
Wyandotte County KS Unified Government Utility System (Refunding & Improvement) Revenue Bonds Series 2011-A (A+/NR)
1,400,000	5.000	09/01/20	1,633,044
Wyandotte County Unified School District No. 204 GO Bonds (Unrefunded) (Refunding & Improvement) Series A (NATL-RE) (NR/A1)
750,000	5.000	09/01/21	783,450
Wyandotte County-Kansas City Unified Government Special Obligation Revenue Bonds (Sub Lien-Redevelopment Project Area) (Refunding) Series B (AA-/NR)
455,000	5.000	12/01/16	507,812

			78,837,049

Louisiana – 2.1%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (BBB+/A3)
2,000,000	5.500	10/01/25	2,157,920

Maryland – 0.8%
Maryland State Transportation Authority Passenger Facility Charge Revenue Bonds (AMT) Series B (A+/A2)
945,000	2.500	06/01/25	795,274

Massachusetts – 0.3%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)
335,000	5.300	01/01/30	351,583

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Ohio – 1.2%
Mid-East Career & Technology Centers OH Certificates of Participation Series 2009 (AA-/NR)
$ 1,095,000	5.000%	12/01/19	$1,268,141

Pennsylvania – 0.6%
Delaware County Authority University Revenue Bonds for Neumann University (BBB/NR)
605,000	5.000	10/01/25	618,703

Puerto Rico – 4.8%
Puerto Rico Commonwealth GO Bonds (Refunding & Public Improvement) Series A (NATL-RE) (A/Baa1)
475,000	5.500	07/01/16	465,509
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds (Refunding) Series X (AGM) (AA-/A2)
425,000	5.500	07/01/15	429,480
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) Series ZZ (BBB/Baa3)
1,500,000	5.250	07/01/19	1,127,505
Puerto Rico Electric Power Authority Revenue Bonds Series NN (NATL-RE) (A/Baa1)
1,000,000	5.250	07/01/19	940,680
Puerto Rico Electric Power Authority Revenue Bonds Series VV (NATL-RE) (A/Baa1)
1,500,000	5.250	07/01/26	1,333,680
Puerto Rico Electric Power Authority Revenue Bonds Series XX (BBB/Baa3)
1,005,000	5.250	07/01/27	641,421

			4,938,275

South Carolina – 0.5%
Kershaw County SC Public School Foundation Installment Power Revenue Bonds (School District Project) (AGC) (AA-/A3)
500,000	5.000	12/01/28	520,375

Texas – 0.6%
Dallas County Utility & Reclamation District GO Bonds (Refunding) Series 2013 (NR/A3)
500,000	5.000	02/15/23	574,730

Washington – 0.8%
Washington State Health Care Facilities Authority Revenue Bonds (Overlake Hospital Medical Center) (A-/A2)
750,000	5.250	07/01/25	820,658

TOTAL MUNICIPAL BOND OBLIGATIONS			$95,601,387

Shares	Description		Value
Investment Company – 2.6%
	T. Rowe Price Tax-Free High Yield Fund (NR/NR)
233,184			$ 2,609,327

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(c) – 3.8%
Repurchase Agreement – 3.8%
State Street Bank & Trust Co.
$ 3,931,000	0.000%	02/03/14	$ 3,931,000
Maturity Value: $3,931,000

TOTAL INVESTMENTS – 99.3%			$102,141,714

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%			769,611

NET ASSETS – 100.0%			$102,911,325

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Prerefunded security. Maturity date disclosed is prerefunding date.

(c)	Repurchase agreement was entered into on January 31, 2014. This agreement was fully collateralized by $4,215,000 U.S. Treasury Note, 1.750%, due 05/15/22 with a market value of $4,010,720.

Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
BHAC	— Berkshire Hathaway Assurance Corp.
FGIC	— Insured by Financial Guaranty Insurance Co.
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
NATL-RE	— Insured by National Reinsurance Corp.
NR	— Not Rated
WR	— Withdrawn Rating

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$100,908,657
Gross unrealized gain	3,371,519
Gross unrealized loss	(2,138,462)
Net unrealized security gain	$1,233,057

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE FUNDS

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including the Adviser’s assumptions in determining fair value measurement).

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the NAV on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Investments applying these valuation adjustments are classified as Level 2 of the fair value hierarchy.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in characteristics such as rating, interest rate and maturity date, to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Collateralized mortgage-backed securities (CMOs) may exhibit even more price volatility and interest rate risk than other mortgage-backed securities. They may lose liquidity as CMO market makers may choose not to repurchase, or may offer prices, based on current market conditions, that are unacceptable to a Fund based on the Adviser’s analysis of the market value of the security.

COMMERCE FUNDS

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Short Term Investments — Short-term investments having maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. With the exception of treasury securities, which are generally classified as Level 1, these investments are classified as Level 2 of the fair value hierarchy.

Repurchase Agreements — The Funds may enter into repurchase agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian.

B. Level 3 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 3 are as follows:

To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if Commerce believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under valuation procedures approved by the Trust’s Board of Trustees. Commerce, consistent with the Funds’ procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of January 31, 2014:

GROWTH Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Exchange Traded Fund	$97,099,429	$—	$—
Short-term Investment	—	443,000	—
Total	$97,099,429	$443,000	$—

VALUE Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Exchange Traded Fund	$162,952,775	$—	$—
Short-term Investment	—	3,371,000	—
Total	$162,952,775	$3,371,000	$—

MIDCAP GROWTH Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Exchange Traded Fund	$61,003,254	$—	$—
Short-term Investment	—	989,000	—
Total	$61,003,254	$989,000	$—

BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$79,221,911	$—
Municipal Bond Obligations	—	93,422,954	—
Mortgage-Backed Obligations	—	156,004,924	—
Corporate Obligations	—	408,482,050	—
Foreign Debt Obligations	520,800	—	—
U.S. Treasury and/or Other U.S. Government Agencies	12,449,857	49,641,367	—
Investment Company	5,075,403	—	—
Short-term Investment	—	2,896,000	—
Total	$18,046,060	$789,669,206	$—

COMMERCE FUNDS

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

SHORT-TERM GOVERNMENT Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$3,880,958	$—
Mortgage-Backed Obligations	—	23,097,558	—
U.S. Treasury and/or Other U.S. Government Agencies	9,120,589	64,561,452	—
Short-term Investment	—	4,408,000	—
Total	$9,120,589	$95,947,968	$—

NATIONAL TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$223,668,722	$—
Investment Company	5,519,731	—	—
Short-term Investment	—	14,948,000	—
Total	$5,519,731	$238,616,722	$—

MISSOURI TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$273,651,601	$—
Investment Company	7,025,112	—	—
Short-term Investment	—	7,118,000	—
Total	$7,025,112	$280,769,601	$—

KANSAS TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$95,601,387	$—
Investment Company	2,609,327	—	—
Short-term Investment	—	3,931,000	—
Total	$2,609,327	$99,532,387	$—

COMMERCE FUNDS

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Market Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk).

Credit Risks — The fixed income funds are subject to credit risks because an issuer or guarantor of a fixed income security may be unable or unwilling to make interest and principal payments when due. A bond’s value could decline because of concerns about an issuer’s willingness to make such payments.

Portfolio Concentrations — The Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds invest a large percentage of their assets in obligations of issuers within Missouri and Kansas, respectively. Therefore, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting those states.

Under normal market conditions, the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund invest at least 80% of their assets plus any borrowings for investment purposes (measured at the time of purchase) in Missouri and Kansas municipal securities, respectively, the income from which, in the opinion of bond counsel, is exempt from regular federal income tax, federal alternative minimum taxes and Missouri and Kansas state taxes, respectively. Alternatively, at least 80% of a Fund’s distributed income must be exempt from such taxes. For each of the Missouri and Kansas Tax-Free Funds, the actual payment of principal and interest on Missouri and Kansas municipal securities is dependent on the Missouri General Assembly and the Kansas legislature, respectively, allotting money each fiscal year for these payments.

The investments of the Growth and MidCap Growth Funds may be concentrated in securities of technology companies. At times, securities of technology companies may experience significant price fluctuations. The MidCap Growth Fund concentrates in mid-cap stocks. Investing in mid-sized companies may be riskier than investing in larger, more established companies.

The Bond and Short-Term Government Funds may invest 80% and 100%, respectively, of their total assets in mortgage-related securities and the Bond Fund may invest 80% of its total assets in asset-backed securities. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity, and enhanced sensitivity to interest rates. As a result, mortgage-backed securities may be more difficult to value and liquidate, if necessary. Mortgage-backed securities are also subject to prepayment risk, which may result in a decreased rate of return and a decline in the value of the securities. Asset-backed securities are dependent upon payment of the underlying consumer loans or receivables by individuals, and the certificate holder frequently has no recourse against the entity that originated the loans or receivables. Asset-backed securities have a greater risk of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications of the principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Act are filed herewith as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Commerce Funds

By	/s/ William Schuetter
William Schuetter
President

Date March 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ William Schuetter
William Schuetter
President

Date March 31, 2014

By	/s/ Peter Fortner
Peter Fortner
Chief Accounting Officer

Date March 31, 2014